As filed with the Securities and Exchange Commission on December 1, 2010
1933 Act Registration No. 333-67552
1940 Act Registration No. 811-10467

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 16	☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 16	☑
(Check appropriate box or boxes.)
CAUSEWAY CAPITAL MANAGEMENT TRUST
(Exact name of registrant as specified in charter)
11111 Santa Monica Boulevard
15th Floor
Los Angeles, CA 90025
(Address of principal executive offices)
Registrant’s telephone number, including area code: (310) 231-6117

Copies to:
SEI Investments Global Funds Services
One Freedom Valley Drive	MARK D. PERLOW
Oaks, PA 19456	K&L Gates LLP
(Name and address of agent for service)	Four Embarcadero Center, Suite 1200
San Francisco, CA 94111
Telephone: (415) 249-1070
Facsimile: (415) 882-8220
Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.
It is proposed that this filing will become effective:
☐   Immediately upon filing pursuant to paragraph (b)
☐   On ________ pursuant to paragraph (b)
☐   60 days after filing pursuant to paragraph (a)(1)
☑   On January 31, 2011 pursuant to paragraph (a)(1)
☐   75 days after filing pursuant to paragraph (a)(2)
☐   On                      pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
January 31, 2011
Causeway International Value Fund
Institutional Class (CIVIX)
Investor Class (CIVVX)
Causeway Global Value Fund
Institutional Class (CGVIX)
Investor Class [(_____)]
Causeway Emerging Markets Fund
Institutional Class (CEMIX)
Investor Class (CEMVX)
Causeway International Opportunities Fund
Institutional Class (CIOIX)
Investor Class (CIOVX)
As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Causeway International Value Fund
Investment Objective	4
Fees and Expenses	4
Principal Investment Strategies and Risks	5
Performance	7
Portfolio Management	8
Purchase and Sale of Fund Shares	9
Tax Information	9
Payments to Broker-Dealers and Other Financial Intermediaries	9
Causeway Global Value Fund
Investment Objective	10
Fees and Expenses	10
Principal Investment Strategies and Risks	11
Performance	13
Portfolio Management	14
Purchase and Sale of Fund Shares	15
Tax Information	15
Payments to Broker-Dealers and Other Financial Intermediaries	15
Causeway Emerging Markets Fund
Investment Objective	16
Fees and Expenses	16
Principal Investment Strategies and Risks	17
Performance	20
Portfolio Management	20
Purchase and Sale of Fund Shares	21
Tax Information	21
Payments to Broker-Dealers and Other Financial Intermediaries	21
Causeway International Opportunities Fund
Investment Objective	22
Fees and Expenses	22
Principal Investment Strategies and Risks	23
Performance	27
Portfolio Management	28
Purchase and Sale of Fund Shares	29
Tax Information	29
Payments to Broker-Dealers and Other Financial Intermediaries	29
Fund Details	30
Additional Investment Information	30
Investment Risks	30

2

Information about Portfolio Holdings	33
Management of the Funds	34
Investing in the Funds	39
Description of Classes	39
How to Purchase and Sell Fund Shares	39
Dividends and Capital Gain Distributions	46
Taxes	46
Financial Highlights	49
     This Prospectus contains information about Causeway International Value Fund (the “International Value Fund”), Causeway Global Value Fund (the “Global Value Fund”), Causeway Emerging Markets Fund (the “Emerging Markets Fund”) and Causeway International Opportunities Fund (the “International Opportunities Fund”), each of which is a diversified series of Causeway Capital Management Trust. Each of the International Value Fund, the Global Value Fund, the Emerging Markets Fund and the International Opportunities Fund is sometimes referred to below as a “Fund,” and together they are sometimes referred to collectively as the “Funds.” Causeway Capital Management LLC, each Fund’s investment adviser, is referred to below as the “Investment Adviser.”

3

Causeway International Value Fund
Investment Objective
The Fund’s investment objective is to seek long-term growth of capital and income.
Fees and Expenses
The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund.
Shareholder Transaction Fees
(fees paid directly from your investment)

	Institutional	Investor
	Class	Class
Sales Charge (Load) on Purchases and Reinvested Distributions	None	None

Deferred Sales Charge (Load)	None	None

Redemption Fee on shares held less than 60 days (as a percentage of amount redeemed)	2.00%	2.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Institutional	Investor
	Class	Class

Management Fees	0.80%	0.80%

Other Expenses (1)	[ ] %	[ ]	%

Shareholder Service Fees	None	[ ]	%

Total Annual Fund Operating Expenses (1)	[ ] %	[ ]	%

[(1)	Reflects acquired fund fees and expenses of less than 0.01%.]
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year

4

and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Institutional Class	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Investor Class	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [xx]% of the average value of its portfolio.
Principal Investment Strategies and Risks
What are the Fund’s principal investment strategies?
The Fund invests primarily in common stocks of companies located in developed countries outside the U.S. Normally, the Fund invests at least 80% of its total assets in stocks of companies located in at least ten foreign countries and invests the majority of its total assets in companies that pay dividends or repurchase their shares. There is no limit on investments in any one country. The Fund may invest up to 10% of its total assets in companies in emerging (less developed) markets.
The Investment Adviser determines where a company is located, and thus whether a company is located outside the U.S. or in an emerging market, by referring to: its primary stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its Morgan Stanley Capital International country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located. These categories are designed to identify investments that are tied economically to, and subject to the risks of, investing outside the U.S.
When investing the Fund’s assets, the Investment Adviser follows a value style. This means that the Investment Adviser buys stocks that it believes have a lower price than their true worth. For example, stocks may be “undervalued” because the issuing companies are part of industries that are currently out of favor with investors. However, even in those industries, certain companies may have high rates of growth of earnings and be financially sound.
The Investment Adviser considers each of the following value characteristics in purchasing or selling securities for the Fund:
•	Low price-to-earnings ratio (stock price divided by earnings per share) relative to the sector

5

•	High yield (percentage rate of return paid on a stock in dividends and share repurchases) relative to the market

•	Low price-to-book value ratio (stock price divided by book value per share) relative to the market

•	Low price-to-cash flow ratio (stock price divided by net income plus noncash charges per share) relative to the market

•	Financial strength
Generally, price-to-earnings and yield are the most important factors.
What are the main risks of investing in the Fund?
As with any mutual fund, the Fund’s value, and therefore the value of your Fund shares, may go down. This may occur because the value of a particular stock or stock market in which the Fund invests is falling. Also, the Investment Adviser may select securities that underperform the stock market or other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money. We cannot guarantee that the Fund will achieve its investment objective.
Value stocks, including those selected by the Investment Adviser for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. The Fund’s value discipline sometimes prevents or limits investments in stocks that are in its benchmark index, the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE® Index”).
In addition, because the Fund invests most of its assets in foreign securities, the Fund is subject to further risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.
See “Investment Risks” beginning on page [XX] for more information about the risks associated with the Fund.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund may be an appropriate investment if you:

6

•	Are seeking long-term growth of capital and can withstand the share price volatility of equity investing.

•	Are seeking to diversify a portfolio of equity securities to include foreign securities.

•	Can tolerate the increased volatility and currency fluctuations associated with investments in foreign securities.

•	Are willing to accept the risk that the value of your investment may decline in order to seek long-term growth of capital and income.
Performance
The bar chart and the performance table that follow provide some indication of the risks and volatility of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For current performance information, please visit www.causewayfunds.com.
Institutional Class:
[note: bar chart to come]
During the period shown in the bar chart, the best quarter was [25.64% (6/30/03)] and the worst quarter was [-22.43% (9/30/02)].

7

Average Annual Total Returns
After-tax returns are shown for the Institutional Class only; after-tax returns for the Investor Class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Since Inception
	1 Year		5 Year		(October 26, 2001)
Institutional Class
Fund Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%

Fund Returns After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%

Fund Returns After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%

Investor Class
Fund Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%

MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%
Portfolio Management
Investment Adviser
Causeway Capital Management LLC
Portfolio Managers
The Fund is managed by the following team of portfolio managers:
Sarah H. Ketterer, chief executive officer and co-founder of the Investment Adviser, has served on the Fund’s portfolio management team since 2001.
Harry W. Hartford, president and co-founder of the Investment Adviser, has served on the Fund’s portfolio management team since 2001.
James A. Doyle, a director of the Investment Adviser, has served on the Fund’s portfolio management team since 2001.

8

Jonathan P. Eng, a director of the Investment Adviser, has served on the Fund’s portfolio management team since 2001.
Kevin Durkin, a director of the Investment Adviser, has served on the Fund’s portfolio management team since 2001.
Conor Muldoon, a director of the Investment Adviser, has served on the Fund’s portfolio management team since 2010.
Purchase and Sale of Fund Shares: You may purchase or sell (redeem) shares of the Fund on any business day through your broker, by writing to the Fund at P.O. Box 219085, Kansas City, MO 64121-7159, telephoning the Fund at 1-866-947-7000 or visiting the Fund’s website at www.causewayfunds.com (for existing shareholders). Shares may be purchased by check or by wire, or through the automated clearing house. You may receive redemption proceeds by wire or by check.
Investor Class shares require a $5,000 minimum initial investment ($4,000 for IRAs). Institutional Class shares require a $1 million minimum initial investment. There are no minimum amounts required for subsequent investments.
Tax Information: Distributions from the Fund are generally taxable as ordinary income or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase shares of the Fund through a broker or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker or financial intermediary and your salesperson to recommend the Fund over another investment. For more information, ask your salesperson or visit your financial intermediary’s website.

9

Causeway Global Value Fund
Investment Objective
The Fund’s investment objective is to seek long-term growth of capital and income.
Fees and Expenses
The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund.
Shareholder Transaction Fees
(fees paid directly from your investment)

	Institutional	Investor
	Class	Class
Sales Charge (Load) on Purchases and Reinvested Distributions	None	None

Deferred Sales Charge (Load)	None	None

Redemption Fee on shares held less than 60 days (as a percentage of amount redeemed)	2.00%	2.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Institutional		Investor
	Class		Class

Management Fees	0.85%		0.85%

Other Expenses [(1)]	[ ]	%	[ ]	%*

Shareholder Service Fees	None		0.25%

Total Annual Fund Operating Expenses[(1)]	[ ]	%	[ ]	%

Expense Reimbursement[(2)]	[ ]	%	[ ]	%

Total Annual Fund Operating Expenses After Expense Reimbursement[(1)]	1.10%		1.35%

[(1)	Reflects acquired fund fees and expenses of less than 0.01%.]

(2)	Under the terms of an expense limit agreement, the Investment Adviser has agreed to reimburse expenses to keep the Fund’s “Total Annual Fund Operating Expenses”

10

(excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.10% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2012 and may only be terminated earlier by the Fund’s Board or upon termination of the Fund’s investment advisory agreement.

*	Based on estimates for the current fiscal year.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Institutional Class	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Investor Class	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [xx]% of the average value of its portfolio.
Principal Investment Strategies and Risks
What are the Fund’s principal investment strategies?
The Fund invests primarily in common stocks of companies in developed countries located outside the U.S. and of companies in the U.S. Normally, the Fund invests the majority of its total assets in companies that pay dividends or repurchase their shares.
The Fund may invest up to 20% of its total assets in companies located in emerging (less developed) markets. Under normal circumstances, the Fund will invest at least 40% of its total assets in companies located in a number of countries outside the U.S. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Investment Adviser determines where a company is located, and thus whether a company is located outside the U.S. or in an emerging market, by referring to: its primary stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its Morgan Stanley Capital International country

11

classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located. These categories are designed to identify investments that are tied economically to, and subject to the risks of, investing outside the U.S.
When investing the Fund’s assets, the Investment Adviser follows a value style. This means that the Investment Adviser buys stocks that it believes have lower prices than their true worth. For example, stocks may be “undervalued” because the issuing companies are part of industries that are currently out of favor with investors. However, even in those industries, certain companies may have high rates of growth of earnings and be financially sound.
The Investment Adviser considers each of the following value characteristics in purchasing or selling securities for the Fund:
•	Low price-to-earnings ratio (stock price divided by earnings per share) relative to the sector

•	High yield (percentage rate of return paid on a stock in dividends and share repurchases) relative to the market

•	Low price-to-book value ratio (stock price divided by book value per share) relative to the market

•	Low price-to-cash flow ratio (stock price divided by net income plus non-cash charges per share) relative to the market

•	Financial strength
Generally, price-to-earnings and yield are the most important factors.
What are the main risks of investing in the Fund?
As with any mutual fund, the Fund’s value, and therefore the value of your Fund shares, may go down. This may occur because the value of a particular stock or stock market in which the Fund invests is falling. Also, the Investment Adviser may select securities that underperform the stock market or other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money. We cannot guarantee that the Fund will achieve its investment objective.
Value stocks, including those selected by the Investment Adviser for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. The Fund’s value discipline sometimes prevents or limits investments in stocks that are in its benchmark index, the Morgan Stanley Capital International World Index (the “MSCI World Index”).
In addition, because the Fund invests a significant portion of its assets in foreign securities, the Fund is subject to further risks. For example, the value of the Fund’s

12

securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.
See “Investment Risks” beginning on page [XX] for more information about the risks associated with the Fund.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund may be an appropriate investment if you:
•	Are seeking long-term growth of capital and can withstand the share price volatility of equity investing.

•	Are seeking to diversify a portfolio of equity securities to include foreign securities as well as U.S. securities.

•	Can tolerate the increased volatility and currency fluctuations associated with investments in foreign securities, including emerging markets securities.

•	Are willing to accept the risk that the value of your investment may decline in order to seek long-term growth of capital and income.
Performance
The bar chart and the performance table that follow provide some indication of the risks and volatility of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For current performance information, please visit www.causewayfunds.com.
Institutional Class:
[note: bar chart to come]
During the period shown in the bar chart, the best quarter was [[     ]% ([        ])] and the worst quarter was [[     ]% ([        ])].

13

Average Annual Total Returns
After-tax returns are shown for Institutional Class only; after-tax returns for the Investor Class (which has not been offered prior to the date of this Prospectus and thus does not appear in the table below) will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Since Inception
	1 Year		(April 29, 2008)
Institutional Class
Fund Returns Before Taxes	[ ]	%	[ ]	%
Fund Returns After Taxes on Distributions	[ ]	%	[ ]	%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%
Portfolio Management
Investment Adviser
Causeway Capital Management LLC
Portfolio Managers
The Fund is managed by the following team of portfolio managers:
Sarah H. Ketterer, chief executive officer and co-founder of the Investment Adviser, has served on the Fund’s portfolio management team since 2008.
Harry W. Hartford, president and co-founder of the Investment Adviser, has served on the Fund’s portfolio management team since 2008.
James A. Doyle, a director of the Investment Adviser, has served on the Fund’s portfolio management team since 2008.
Jonathan P. Eng, a director of the Investment Adviser, has served on the Fund’s portfolio management team since 2008.

14

Kevin Durkin, a director of the Investment Adviser, has served on the Fund’s portfolio management team since 2008.
Conor Muldoon, a director of the Investment Adviser, has served on the Fund’s portfolio management team since 2010.
Purchase and Sale of Fund Shares: You may purchase or sell (redeem) shares of the Fund on any business day through your broker, by writing to the Fund at P.O. Box 219085, Kansas City, MO 64121-7159, telephoning the Fund at 1-866-947-7000 or visiting the Fund’s website at www.causewayfunds.com (for existing shareholders). Shares may be purchased by check or by wire, or through the automated clearing house. You may receive redemption proceeds by wire or by check.
Investor Class shares require a $5,000 minimum initial investment ($4,000 for IRAs). Institutional Class shares require a $1 million minimum initial investment. There are no minimum amounts required for subsequent investments.
Tax Information: Distributions from the Fund are generally taxable as ordinary income or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase shares of the Fund through a broker or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker or financial intermediary and your salesperson to recommend the Fund over another investment. For more information, ask your salesperson or visit your financial intermediary’s website.

15

Causeway Emerging Markets Fund
Investment Objective
The Fund’s investment objective is to seek long-term growth of capital.
Fees and Expenses
The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund.
Shareholder Transaction Fees
(fees paid directly from your investment)

	Institutional	Investor
	Class	Class
Sales Charge (Load) on Purchases and Reinvested Distributions	None	None
Deferred Sales Charge (Load)	None	None
Redemption Fee on shares held less than 60 days (as a percentage of amount redeemed)	2.00%	2.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Institutional		Investor
	Class		Class
Management Fees	1.00%		1.00%
Other Expenses	[ ]	%	[ ]	%
Shareholder Service Fees	None		[ ]	%
[Acquired Fund Fees and Expenses]	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses[(1)]	[ ]	%	[ ]	%
Expense Reimbursement[(2)]	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses After Expense Reimbursement	[ ]	%	[ ]	%

[(1)	“Total Annual Fund Operating Expenses” disclosed above differ from the “Ratio of Expenses to Average Net Assets (Excluding Waivers)” in the financial highlights section of this Prospectus because the financial highlights depict each class’s operating expenses and do not include acquired fund fees and expenses.]

16

[(2)]	Under the terms of an expense limit agreement, the Investment Adviser has agreed to reimburse expenses to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.35% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2012 and may only be terminated earlier by the Fund’s Board or upon termination of the Fund’s investment advisory agreement.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Institutional Class	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Investor Class	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [xx]% of the average value of its portfolio.
Principal Investment Strategies and Risks
What are the Fund’s principal investment strategies?
The Fund normally invests at least 80% of its total assets in equity securities of companies located in emerging (less developed) markets and other investments that are tied economically to emerging markets. For these purposes, the Investment Adviser considers eligible investments generally to include common stock, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts and exchange-traded funds (“ETFs”). The Fund may (but is not obligated to) use over-the-counter derivatives, including structured instruments, which include participation notes, certificates, and warrants, to hedge foreign currency exposure, replace direct investing, and/or hedge equity exposure.
The Investment Adviser uses a quantitative investment approach to purchase and sell investments for the Fund. The Investment Adviser’s proprietary computer model

17

analyzes a variety of fundamental, technical and macroeconomic characteristics to assist in selecting securities. The model currently analyzes characteristics of individual securities, such as valuation, earnings growth, and momentum, and to a lesser extent characteristics of countries and sectors.
The Fund intends to invest in ten or more emerging markets, and the percentage of the Fund’s total assets attributable to any one country is not expected to be greater than the weight of that country in the Morgan Stanley Capital International Emerging Markets Index (the “MSCI EM Index”) plus 3 percentage points, or less than the weight of that country in the MSCI EM Index minus 3 percentage points, if above 0%. For these purposes, emerging markets include, but are not limited to, countries included in the MSCI EM Index, which currently are: Argentina, Brazil, Chile, China, Columbia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Morocco, Pakistan, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, and Turkey. In addition, at the discretion of the Investment Adviser, the Fund may invest in the aggregate up to 10% of total Fund assets in emerging markets not included in the MSCI EM Index. The Investment Adviser determines where a company is located, and thus whether a company is located in an emerging market, by referring to: its primary stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its Morgan Stanley Capital International country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located.
The Fund generally invests in companies with market capitalizations of US$500 million or greater at the time of investment and may invest in a wide range of industries.
What are the main risks of investing in the Fund?
As with any mutual fund, the Fund’s value, and therefore the value of your Fund shares, may go down. This may occur because the value of a particular stock or stock market in which the Fund invests is falling. Also, the Investment Adviser may select securities that underperform the stock market or other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money. We cannot guarantee that the Fund will achieve its investment objective.
The Fund’s investments in companies in emerging markets involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging markets can be less than in more developed foreign markets. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure

18

standards of some foreign markets. All of these factors can make emerging markets securities less liquid, more volatile and harder to value than U.S. securities.
Data for emerging markets companies may be less available and/or less current than data for developed markets companies. The Investment Adviser will use quantitative techniques to generate investment decisions and its processes and stock selection can be adversely affected if it relies on erroneous or outdated data. In addition, securities selected using quantitative analysis can perform differently from the market as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends. The characteristics used in quantitative analysis and the weight placed on those characteristics may not be predictive of a security’s value, and the effectiveness of the characteristics can change over time. These changes may not be reflected in the current quantitative model.
Some of the Fund’s investments may be in smaller capitalization companies. The values of securities of smaller, less well-known companies can be more volatile than those of larger companies and can react differently to company, political, market, and economic developments than the market as a whole and other types of stocks. Smaller companies can have more limited product lines, markets, and financial resources, adding additional risk.
If the Fund invests in derivatives, the investments may not be effective to replace direct investment or as a hedge against price movements and can limit potential for growth in the value of the Fund. Derivatives are volatile and involve significant risks, including counterparty risk, currency risk, leverage risk, liquidity risk, and basis risk (the risk that the value of the derivative instrument does not react in parallel with the value of the underlying instrument).
See “Investment Risks” beginning on page [XX] for more information about the risks associated with the Fund.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund may be an appropriate investment if you:
•	Are seeking long-term growth of capital and can withstand the share price volatility of equity investing.

•	Are seeking to diversify a portfolio of equity securities to include emerging markets securities.

•	Can tolerate the increased volatility and currency fluctuations associated with investments in foreign securities, and especially emerging markets.

•	Are willing to accept the risk that the value of your investment may decline in order to seek long-term growth of capital.

19

Performance
The bar chart and the performance table that follow provide some indication of the risks and volatility of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For current performance information, please visit www.causewayfunds.com.
Institutional Class:
[note: bar chart to come]
During the period shown in the bar chart, the best quarter was [0.69% (6/30/08)] and the worst quarter was [-31.44% (9/30/08)].
Average Annual Total Returns
After-tax returns are shown for Institutional Class only; after-tax returns for Investor Class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Since Inception
	1 Year		(March 30, 2007)
Institutional Class
Fund Returns Before Taxes	[ ]	%	[ ]	%
Fund Returns After Taxes on Distributions	[ ]	%	[ ]	%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%
Investor Class Fund Returns Before Taxes	[ ]	%	[ ]	%
MSCI EM Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%
Portfolio Management
Investment Adviser

20

Causeway Capital Management LLC
Portfolio Managers
The Fund is managed by the following portfolio managers:
Arjun Jayaraman, PhD, CFA, head of the quantitative research group at the Investment Adviser, has served as the Fund’s portfolio manager since 2007.
MacDuff Kuhnert, CFA, a director of the Investment Adviser, has served as the Fund’s portfolio manager since 2007.
Purchase and Sale of Fund Shares: You may purchase or sell (redeem) shares of the Fund on any business day through your broker, by writing to the Fund at P.O. Box 219085, Kansas City, MO 64121-7159, telephoning the Fund at 1-866-947-7000 or visiting the Fund’s website at www.causewayfunds.com (for existing shareholders). Shares may be purchased by check or by wire, or through the automated clearing house. You may receive redemption proceeds by wire or by check.
Investor Class shares require a $5,000 minimum initial investment ($4,000 for IRAs). Institutional Class shares require a $1 million minimum initial investment. There are no minimum amounts required for subsequent investments.
Tax Information: Distributions from the Fund are generally taxable as ordinary income or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase shares of the Fund through a broker or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker or financial intermediary and your salesperson to recommend the Fund over another investment. For more information, ask your salesperson or visit your financial intermediary’s website.

21

Causeway International Opportunities Fund
Investment Objective
The Fund’s investment objective is to seek long-term growth of capital.
Fees and Expenses
The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund.
Shareholder Transaction Fees
(fees paid directly from your investment)

	Institutional	Investor
	Class	Class
Sales Charge (Load) on Purchases and Reinvested Distributions	None	None
Deferred Sales Charge (Load)	None	None
Redemption Fee on shares held less than 60 days (as a percentage of amount redeemed)	2.00%	2.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Institutional		Investor
	Class		Class
Management Fees	0.00%		0.00%
Other Expenses	[ ]	%	[ ]	%
Shareholder Service Fees	None		[ ]	%
Acquired Fund Fees and Expenses	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%
Expense Reimbursement (1)	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses After Expense Reimbursement	[ ]	%	[ ]	%

(1)	Under the terms of an expense limit agreement, the Investment Adviser has agreed to reimburse expenses to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees

22

and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 0.11% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2012 and may only be terminated earlier by the Fund’s Board or upon termination of the Fund’s investment advisory agreement.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Institutional Class	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Investor Class	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period from inception on [December 31, 2009] through the end of the Fund’s fiscal year, the Fund’s portfolio turnover rate was [xx]% of the average value of its portfolio.
Principal Investment Strategies and Risks
What are the Fund’s principal investment strategies?
The Fund is a fund of funds that invests in underlying funds that invest in both developed markets, excluding the United States, and emerging markets. The Investment Adviser allocates substantially all of the Fund’s assets between the International Value Fund and the Emerging Markets Fund using a proprietary asset allocation model. These Funds are also advised by the Investment Adviser and their strategies are summarized below.
International Value Fund: The International Value Fund invests primarily in common stocks of companies located in developed countries outside the U.S. Normally, the International Value Fund invests at least 80% of its total assets in stocks of companies located in at least ten foreign countries and invests the majority of its total assets in companies that pay dividends or repurchase their shares. There is no limit on investments in any one country. The International Value Fund may invest up to 10% of its total assets in companies in emerging (less developed) markets.

23

When investing the International Value Fund’s assets, the Investment Adviser follows a value style. This means that the Investment Adviser buys stocks that it believes have a lower price than their true worth. For example, stocks may be “undervalued” because the issuing companies are part of industries that are currently out of favor with investors. However, even in those industries, certain companies may have high rates of growth of earnings and be financially sound.
Emerging Markets Fund: The Emerging Markets Fund normally invests at least 80% of its total assets in equity securities of companies located in emerging (less developed) markets and other investments that are tied economically to emerging markets. For these purposes, the Investment Adviser considers eligible investments generally to include common stock, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts and ETFs. The Emerging Markets Fund may (but is not obligated to) use over-the-counter derivatives, including structured instruments, which include participation notes, certificates, and warrants, to hedge foreign currency exposure, replace direct investing, and/or hedge equity exposure.
The Investment Adviser uses a quantitative investment approach to purchase and sell investments for the Emerging Markets Fund. The Investment Adviser’s proprietary computer model analyzes a variety of fundamental, technical and macroeconomic characteristics to assist in selecting securities. The model currently analyzes characteristics of individual securities, such as valuation, earnings growth, and momentum, and to a lesser extent characteristics of countries and sectors.
The Emerging Markets Fund intends to invest in ten or more emerging markets, and the percentage of the Emerging Markets Fund’s total assets attributable to any one country is not expected to be greater than the weight of that country in the Morgan Stanley Capital International Emerging Markets Index (the “MSCI EM Index”) plus 3 percentage points, or less than the weight of that country in the MSCI EM Index minus 3 percentage points, if above 0%. In addition, at the discretion of the Investment Adviser, the Emerging Markets Fund may invest in the aggregate up to 10% of total Fund assets in emerging markets not included in the MSCI EM Index. The Emerging Markets Fund generally invests in companies with market capitalizations of US$500 million or greater at the time of investment and may invest in a wide range of industries.
Asset Allocation Methodology: The Investment Adviser uses quantitative signals from systems developed and managed by its quantitative portfolio managers and qualitative input from its fundamental portfolio managers to determine the allocation of assets between the International Value Fund and the Emerging Markets Fund. Quantitative signals are generated by a proprietary asset allocation model designed by the quantitative portfolio managers to indicate when allocations to emerging markets should increase or decrease relative to the Fund’s benchmark, the Morgan Stanley Capital International All Country World Index ex U.S. (“ACWI ex U.S.”). The model currently analyzes characteristics in four categories: valuation, earnings growth, financial strength, and macroeconomic. The Investment Adviser’s fundamental portfolio managers evaluate these quantitative signals in light of fundamental analysis and the portfolio managers, as a team, determine the allocation between the International Value Fund and the Emerging

24

Markets Fund. The allocation is reassessed by the quantitative model daily and adjusted periodically when deemed appropriate by the investment team.
The percentage of the Fund’s total assets in the Emerging Markets Fund and other emerging markets investments, such as exchange-traded funds based on emerging markets indices (but not including any portion of the International Value Fund invested in emerging markets), is not expected to be greater than the weight of the emerging markets portion of the ACWI ex U.S. multiplied by two, and can be as low as zero. As of [January 1, 2011], the emerging markets portion of the ACWI ex U.S. was [     ]%.
What are the main risks of investing in the Fund?
As with any mutual fund, the Fund’s value, and therefore the value of your Fund shares, may go down. This may occur because the value of the shares of the International Value Fund or the Emerging Markets Fund, and the particular stocks or stock markets in which they invest, are falling. Also, the Investment Adviser may select securities for the International Value Fund or the Emerging Markets Fund that underperform the stock market or other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money. We cannot guarantee that the Fund will achieve its investment objective.
The Investment Adviser will use a proprietary, quantitative, asset allocation model to determine allocations between developed and emerging markets and thus between the International Value Fund and the Emerging Markets Fund. This will subject the Fund to the risk of relative underperformance if emerging markets exposure is relatively high when emerging markets underperform developed markets or if emerging markets exposure is relatively low when emerging markets outperform developed markets. No assurance can be given that the Investment Adviser’s asset allocation decisions will be timed to avoid underperformance or losses. Further, the Investment Adviser charges the Emerging Markets Fund a higher management fee than the International Value Fund, which presents an incentive to the Investment Adviser to allocate assets to the Emerging Markets Fund.
You can invest directly in the International Value Fund and the Emerging Markets Fund. By investing in the International Value Fund and the Emerging Markets Fund indirectly through the International Opportunities Fund, you pay both your share of the International Opportunities Fund’s expenses and the expenses paid by the International Opportunities Fund as a shareholder of the underlying Funds. Therefore, investing in the International Opportunities Fund may be more expensive than investing in the underlying Funds directly.
In addition, because both the International Value Fund and Emerging Markets Fund invest most of their assets in foreign securities, the Fund is subject to further risks. For example, the value of the Fund may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment. Further, because the International Value Fund and Emerging Markets Fund invest in securities denominated in foreign currencies, their shares, and thus the Fund’s securities, may go

25

down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments, as the extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging markets can be less than in more developed foreign markets.
Value stocks, including those selected by the Investment Adviser for the International Value Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. The International Value Fund’s value discipline sometimes prevents or limits investments in stocks that are in its benchmark index. Accordingly, the return of the Fund’s investment in the International Value Fund will not necessarily be similar to the return of the International Value Fund’s benchmark.
Data for emerging markets companies may be less available and/or less current than data for developed markets companies. The Investment Adviser uses quantitative techniques to generate investment decisions for the Emerging Markets Fund and its processes and stock selection can be adversely affected if it relies on erroneous or outdated data. In addition, securities selected using quantitative analysis can perform differently from the market as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends. The characteristics used in quantitative analysis and the weight placed on those characteristics may not be predictive of a security’s value, and the effectiveness of the characteristics can change over time. These changes may not be reflected in the current quantitative model.
Some of the Emerging Markets Fund’s investments may be in smaller capitalization companies. The values of securities of smaller, less well-known companies can be more volatile than those of larger companies and can react differently to company, political, market, and economic developments than the market as a whole and other types of stocks. Smaller companies can have more limited product lines, markets, and financial resources, adding additional risk.
If the Emerging Markets Fund invests in derivatives, the investments may not be effective to replace direct investment or as a hedge against price movements and can limit potential for growth in the value of the Emerging Markets Fund. Derivatives are volatile and involve significant risks, including counterparty risk, currency risk, leverage risk, liquidity risk, and basis risk (the risk that the value of the derivative instrument does not react in parallel with the value of the underlying instrument).
See “Investment Risks” beginning on page [XX] for more information about the risks associated with the Fund.

26

An investment in the International Opportunities Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund may be an appropriate investment if you:
•	Are seeking long-term growth of capital and can withstand the share price volatility of equity investing.

•	Are seeking to diversify a portfolio of equity securities to include foreign securities, including emerging markets.

•	Can tolerate the increased volatility and currency fluctuations associated with investments in foreign securities, including emerging markets.

•	Are willing to accept the risk that the value of your investment may decline in order to seek long-term growth of capital.
Performance
The bar chart and the performance table that follow provide some indication of the risks and volatility of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For current performance information, please visit www.causewayfunds.com.
Institutional Class:
[note: bar chart to come]
During the period shown in the bar chart, the best quarter was [[     ]% ([          ])] and the worst quarter was [[     ]% ([          ])].

27

Average Annual Total Returns
After-tax returns are shown for Institutional Class only; after-tax returns for Investor Class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Since Inception
	1 Year		[(December 31, 2009)]
Institutional Class
Fund Returns Before Taxes	[ ]	%	[ ]	%
Fund Returns After Taxes on Distributions	[ ]	%	[ ]	%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%
Investor Class
Fund Returns Before Taxes	[ ]	%	[ ]	%
MSCI All Country World Index ex U.S. (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%
Portfolio Management
Investment Adviser
Causeway Capital Management LLC
Portfolio Managers
The Fund is managed by the following team of portfolio managers:
Sarah H. Ketterer, chief executive officer and co-founder of the Investment Adviser, has served on the Fund’s portfolio management team since 2009.
Harry W. Hartford, president and co-founder of the Investment Adviser, has served on the Fund’s portfolio management team since 2009.
James A. Doyle, a director of the Investment Adviser, has served on the Fund’s portfolio management team since 2009.

28

Jonathan P. Eng, a director of the Investment Adviser, has served on the Fund’s portfolio management team since 2009.
Kevin Durkin, a director of the Investment Adviser, has served on the Fund’s portfolio management team since 2009.
Conor Muldoon, a director of the Investment Adviser, has served on the Fund’s portfolio management team since 2010.
Arjun Jayaraman, PhD, CFA, head of the quantitative research group at the Investment Adviser, has served as the Fund’s portfolio manager since 2009.
MacDuff Kuhnert, CFA, a director of the Investment Adviser, has served as the Fund’s portfolio manager since 2009.
Purchase and Sale of Fund Shares: You may purchase or sell (redeem) shares of the Fund on any business day through your broker, by writing to the Fund at P.O. Box 219085, Kansas City, MO 64121-7159, telephoning the Fund at 1-866-947-7000 or visiting the Fund’s website at www.causewayfunds.com (for existing shareholders). Shares may be purchased by check or by wire, or through the automated clearing house. You may receive redemption proceeds by wire or by check.
Investor Class shares require a $5,000 minimum initial investment ($4,000 for IRAs). Institutional Class shares require a $1 million minimum initial investment. There are no minimum amounts required for subsequent investments.
Tax Information: Distributions from the Fund are generally taxable as ordinary income or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase shares of the Fund through a broker or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker or financial intermediary and your salesperson to recommend the Fund over another investment. For more information, ask your salesperson or visit your financial intermediary’s website.

29

Fund Details
Additional Investment Information
Money Market Investments
To meet redemptions and when waiting to invest cash receipts, the Funds may invest in short-term, investment grade bonds, money market mutual funds and other money market instruments. A larger percentage of such investments could moderate a Fund’s investment results. Also, the Funds temporarily can invest up to 100% of their assets in short-term, investment grade bonds, and other money market instruments in response to adverse market, economic or political conditions. A Fund may not achieve its investment objective using this type of investing.
Information About each Fund’s Index
Information about each Fund’s benchmark index appears below. A Fund’s returns will not necessarily be similar to the returns of its benchmark index.
The benchmark index for the International Value Fund is the MSCI EAFE® Index. This Index is an arithmetical average index weighted by market value of the performance of approximately 1,000 non-U.S. companies representing 22 stock markets in Europe, Australasia, and the Far East.
The benchmark index for the Global Value Fund is the MSCI World Index. This Index is a free float-adjusted market capitalization weighted index, designed to measure developed market equity performance, consisting of 24 developed country indices, including the U.S.
The benchmark index for the Emerging Markets Fund is the MSCI EM Index. This Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.
The benchmark index for the International Opportunities Fund is the ACWI ex U.S. This Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. market.
Investment Risks
This section contains additional information about the general risks of investing in each Fund. Although the International Opportunities Fund does not generally invest directly in companies, these risks arise in that Fund through its investments in the International Value Fund and the Emerging Markets Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its goals or that the Fund’s performance will be positive for any period of time. For more information about other types of investments a Fund may make, and about the risks of investing in each Fund, including risks associated with

30

investments in particular countries, please see the Funds’ Statement of Additional Information (“SAI”), which is available upon request.
The Funds’ principal risks are listed below:
Market and Selection Risk
Market risk is the risk that the market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the investments that a Fund’s portfolio managers select will underperform the market or other funds with similar investment objectives and investment strategies.
Issuer-Specific Risk
The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Foreign and Emerging Markets Risk
Foreign investments involve special risks not present in U.S. investments that can increase the chances that a Fund will lose money. These risks are higher for emerging markets investments, which can be subject to greater social, economic, regulatory and political uncertainties. In particular, investments in foreign securities involve the following risks:
•	The economies of some foreign markets often do not compare favorably with that of the U.S. in areas such as growth of gross domestic product, reinvestment of capital, resources, and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital. They may be more vulnerable to adverse diplomatic developments, the imposition of economic sanctions against a country, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

•	Governmental actions — such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes — may adversely affect investments in foreign markets.

•	The governments of certain countries may prohibit or substantially restrict foreign investing in their capital markets or in certain industries. This could severely affect security prices. This could also impair a Fund’s ability to purchase or sell foreign securities or transfer its assets or income back to the U.S., or otherwise adversely affect a Fund’s operations.

•	Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in some foreign countries are less extensive than those available to

31

investors in the U.S. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. government does. Corporate governance may not be as robust as in more developed countries. As a result, protections for minority investors may not be strong, which could affect security prices.

•	Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much disclosure or detail as U.S. accounting standards, it may be harder for a Fund’s portfolio managers to completely and accurately determine a company’s financial condition.

•	Because there are usually fewer investors on foreign exchanges and smaller numbers of shares traded each day, it may be difficult for a Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S.

•	Foreign markets may have different clearance and settlement procedures. In certain markets, settlements may not keep pace with the volume of securities transactions. If this occurs, settlement may be delayed and a Fund’s assets may be uninvested and may not be earning returns. A Fund also may miss investment opportunities or not be able to sell an investment because of these delays.

•	Changes in currency exchange rates will affect the value of a Fund’s foreign holdings.

•	The costs of foreign securities transactions tend to be higher than those of U.S. transactions.

•	International trade barriers or economic sanctions against foreign countries may adversely affect a Fund’s foreign holdings.
Derivatives
The Emerging Markets Fund also may invest in derivatives, which are structured instruments, including participation notes, certificates, and warrants. Derivatives may allow a Fund to increase or decrease its level of risk exposure more efficiently than other types of instruments. If the Fund invests in derivatives, the investments may not be effective as a hedge against price movements and can limit potential for growth in the value of an interest in the Fund. Derivatives are volatile and involve significant risks, including:
•	Counterparty Risk — Counterparty risk is the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to the Fund.

•	Currency Risk — Currency risk is the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

•	Leverage Risk — Leverage risk is the risk that relatively small market movements may result in large changes in the value of an investment. Investments that involve leverage can result in losses that greatly exceed the amount originally invested.

32

•	Liquidity Risk — Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

•	Basis Risk — Basis risk is the risk that the value of a derivative instrument does not react in parallel with the value of the underlying security.
Information about Portfolio Holdings
A description of the Funds’ policy and procedures with respect to the disclosure of their portfolio securities is available in the SAI, which is available upon request.
If you would like further information about a Fund, including how it invests, please see the SAI.

33

Management of the Funds
About the Investment Adviser
Causeway Capital Management LLC, the Funds’ Investment Adviser, manages each Fund’s investments under the overall supervision of the Board of Trustees. The Investment Adviser is responsible for making all investment decisions for the Funds. Each Fund pays the Investment Adviser an annual management fee equal to a percentage of its average daily net assets, as indicated in the table below.

Fund	Management Fee
International Value Fund	0.80%
Global Value Fund	0.85%
Emerging Markets Fund	1.00%
International Opportunities Fund	0.00%*

*	The International Opportunities Fund invests primarily in the International Value Fund and the Emerging Markets Fund, which separately pay the Investment Adviser the fees noted above.
The Investment Adviser began operations as an investment adviser in June 2001. The Investment Adviser had approximately $[ ] billion in assets under management as of December 31, 2010. The Investment Adviser’s address is 11111 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025. The Investment Adviser also serves as investment adviser to Causeway Global Absolute Return Fund.
A discussion regarding the basis for the approval by the Board of Trustees of the Investment Advisory Agreement for each of the International Value Fund, Global Value Fund, and Emerging Markets Fund is contained in the Funds’ Annual Reports to Shareholders for the year ended September 30, 2010, and for the International Opportunities Fund, is contained in that Fund’s Semi-Annual Report to Shareholders for the period ended March 31, 2010.
About the International Value Fund and the Global Value Fund Portfolio Managers
The International Value Fund and the Global Value Fund are managed by a team of portfolio managers comprised of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng, Kevin Durkin, and Conor Muldoon. Their backgrounds are described below.
Sarah H. Ketterer is the chief executive officer of the Investment Adviser and is responsible for research in the global financials and industrials sectors. Ms. Ketterer co-founded the Investment Adviser in June 2001. Prior to that, she was with the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. (“HW-MLIM”) since 1996, where she was a managing director and co-head of the International and Global Value Equity Team in Los Angeles. Ms. Ketterer has a BA in Economics and Political

34

Science from Stanford University and an MBA from the Amos Tuck School, Dartmouth College.
Harry W. Hartford is the president of the Investment Adviser and is responsible for research in the global financials, materials and industrials sectors. Mr. Hartford co-founded the Investment Adviser in June 2001. Prior to that, he was with HW-MLIM since 1996, where he was a managing director and co-head of the International and Global Value Equity Team in Los Angeles. Mr. Hartford has a BA, with honors, in Economics from the University of Dublin, Trinity College, and an MSc in Economics from Oklahoma State University, and is a Phi Kappa Phi member.
James A. Doyle is a director of the Investment Adviser and is responsible for research in the global consumer discretionary, healthcare and information technology sectors. He joined the firm in June 2001. Previously, Mr. Doyle was with HW-MLIM since 1997, where he was a vice president and the head of investment research for the International and Global Value Equity Team in Los Angeles. Mr. Doyle has a BA in Economics from Northwestern University and an MBS in Finance from the Wharton School, University of Pennsylvania.
Jonathan P. Eng is a director of the Investment Adviser and is responsible for research in the global consumer discretionary and industrials sectors. Mr. Eng joined the firm in July 2001. From 1997 to July 2001, Mr. Eng was with HW-MLIM in Los Angeles and London, where he was an equity research associate for the International and Global Value Equity Team. Mr. Eng has a BA in History and Economics from Brandeis University and an MBA from the Anderson Graduate School of Management at UCLA.
Kevin Durkin is a director of the Investment Adviser and is responsible for research in the global consumer staples, industrials, and energy sectors. Mr. Durkin joined the firm in June 2001. From 1999 to June 2001, Mr. Durkin was with HW-MLIM in Los Angeles, where he was an equity research associate for the International and Global Value Equity Team. Mr. Durkin has a BS, cum laude, from Boston College and an MBA from the University of Chicago.
Conor Muldoon is a director of the Investment Adviser and is responsible for research in the global utilities, materials, and telecommunications sectors. Mr. Muldoon joined the firm in June 2003. From 1995 to June 2003, Mr. Muldoon was an investment consultant for Fidelity Investments where he served as a liaison between institutional clients and investment managers within Fidelity. Mr. Muldoon has a BSc and an MA from the University of Dublin, Trinity College, and an MBA with high honors from the University of Chicago. Mr. Muldoon was inducted into the Beta Gamma Sigma honors society and is also a CFA charterholder.
About the Emerging Markets Fund Portfolio Managers
The Emerging Markets Fund is managed by Arjun Jayaraman and MacDuff Kuhnert. Their backgrounds are described below.

35

Arjun Jayaraman, PhD, CFA, is head of the quantitative research group at the Investment Adviser. He has been a portfolio manager at the Investment Adviser since January 2006. From 2004 to 2005, Dr. Jayaraman was a portfolio manager for quantitative strategies at PanAgora Asset Management. He was the lead portfolio manager of its non-U.S. large cap core equity portfolios and was the co-portfolio manager of its global large cap core equity portfolios. From 2000-2004, Dr. Jayaraman managed similar portfolios at Putnam Investments in addition to working closely with the teams that managed Putnam’s traditional non-U.S. strategies. Dr. Jayaraman has a BA in Economics from Columbia University, a PhD from New York University (Stern School of Business), and is a CFA charterholder.
MacDuff Kuhnert, CFA, is a director of the Investment Adviser and performs quantitative research. He joined the Investment Adviser in July 2001. His responsibilities include product development, asset allocation, risk management, and the design and implementation of proprietary valuation models and other quantitative tools. From 1996 to July 2001, Mr. Kuhnert worked for HW-MLIM as a quantitative research associate, where he created and developed advanced quantitative models used in the international value investment process. Mr. Kuhnert has a BA in Chemistry from Dartmouth College. He is a CFA charterholder and member of the Los Angeles Society of Financial Analysts and the Los Angeles Quantitative Investment Association.
About the International Opportunities Fund Portfolio Managers
The International Opportunities Fund is managed by a team of portfolio managers comprised of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng, Kevin Durkin, Conor Muldoon, Arjun Jayaraman and MacDuff Kuhnert. Their backgrounds are described above.
The SAI, which is available upon request, provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership of shares of the Funds.
Performance Information for the Portfolio Managers
The following tables contain certain performance information for the Investment Adviser’s Global Value Equity Composite (the “Global Composite”) and its International Opportunities Composite.
The Global Composite consists of all discretionary, fee-paying accounts managed by the Investment Adviser with substantially similar objectives, policies, strategies and risks to those of the Global Value Fund. The Global Composite currently consists of one account, which is the Global Value Fund. The portfolio managers at the Investment Adviser responsible for managing the Global Value Fund are responsible for the performance of the Global Composite. Through March 30, 2007, the Investment Adviser managed the Global Composite using research and certain recommendations regarding U.S. value stocks from an unaffiliated investment advisory firm under a research services agreement for an asset-based fee.

36

The International Opportunities Composite consists of all discretionary, fee-paying accounts managed by the Investment Adviser with substantially similar objectives, policies, strategies and risks to those of the International Opportunities Fund. The International Opportunities Composite currently consists of three accounts. The portfolio managers at the Investment Adviser responsible for managing the International Opportunities Fund are responsible for the performance of the International Opportunities Composite.
The performance information is limited and may not reflect performance in all economic cycles. The private accounts in the Global Composite and the International Opportunities Composite were not subject to certain investment limitations, diversification requirements and other restrictions imposed on registered investment companies such as the Funds, including those under the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which, if applicable, might have adversely affected the performance of the private accounts in the Composites. In addition, certain of the accounts in the International Opportunities Composite implement their investment strategies through direct investments in companies, rather than by investing in the International Value Fund and Emerging Markets Fund, as is the case with the International Opportunities Fund.
The “net” Global Composite performance information below is presented after deduction of [     ]% and [     ]% in Total Annual Fund Operating Expenses After Expense Reimbursement (which reflects the Investment Adviser’s agreement to reimburse certain Fund expenses of the Fund’s Institutional Class and Investor Class, respectively) as described in the Global Value Fund’s fee table (see “Fees and Expenses” above). The “net” International Opportunities Composite performance information below is presented after deduction of [     ]% and [     ]% in Total Annual Fund Operating Expenses After Expense Reimbursement (which reflects the Investment Adviser’s agreement to reimburse certain Fund expenses of the Fund’s Institutional Class and Investor Class, respectively) as described in the International Opportunities Fund’s fee table (see “Fees and Expenses” above). The “gross” Global Composite and International Opportunities Composite performance information below is presented before advisory fees, custody charges, withholding taxes and other indirect expenses applicable to the Global Value Fund and International Opportunities Fund, but after commissions and trading expenses.
Annual return data is presented for each calendar year since the inception of the applicable Composite (October 2001 for the Global Composite and June 2007 for the International Opportunities Composite). Total returns are presented for the one-year periods, and average annual total returns are presented for periods greater than one year through December 31, 2010 for each Composite.
This performance information is not the historical performance of the Global Value Fund or the International Opportunities Fund. Past performance is no guarantee of future results, and neither the past performance of the Global Composite nor the International Opportunities Composite is indicative of the future performance of the Global Value Fund or the International Opportunities Fund.

37

Global Composite — Average Annual Total Returns For the Periods Ended December 31, 2010:
[to come]
Global Composite — Calendar Year Total Returns Since Inception:
[to come]
International Opportunities Composite — Average Annual Total Returns For the Periods Ended December 31, 2010:
[to come]
International Opportunities Composite — Calendar Year Total Returns Since Inception:
[to come]
Global Composite and International Opportunities Composite account returns are calculated daily. Monthly account returns are calculated by geometrically linking the daily returns. The Composites are calculated monthly by weighting monthly account returns by the beginning market value. Valuations and returns are computed and stated in U.S. dollars. Returns include the reinvestment of interest, dividends and any other distributions and are gross of source country withholding taxes on interest, dividends and capital gains.
The MSCI World Index is a free float-adjusted market capitalization weighted index, designed to measure developed market equity performance, consisting of 24 developed country indices, including the U.S. The MSCI All Country World Index ex U.S. is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. market. These indices are unmanaged, gross of source country withholding taxes, and assume reinvestment of all dividends and/or distributions, but do not reflect sales charges, commissions, expenses and taxes. Investors cannot invest directly in these indices.

38

Investing in the Funds
Description of Classes
Each Fund offers two classes of shares — Investor Class and Institutional Class. Each share class has its own expense structure. Each share class represents an ownership interest in the same investment portfolio.
Investor Class shares are for retail investors who meet the account minimum and investors purchasing shares through financial intermediaries authorized to make Investor Class shares available. Institutional Class shares are for institutions and individuals who meet the account minimum and investors purchasing through financial intermediaries authorized to make Institutional Class shares available.
Investor Class
•	no upfront or deferred sales charge

•	up to 0.25% annual shareholder service fee

•	higher annual expenses than Institutional Class

•	$5,000 minimum initial investment ($4,000 for IRAs)

•	no minimum for subsequent investments
Institutional Class
•	no upfront or deferred sales charge

•	no shareholder service fee

•	lower annual expenses than Investor Class

•	$1 million minimum initial investment

•	no minimum for subsequent investments
The account minimums for Institutional and Investor Class shares are waived for employees and board members of the Investment Adviser and Trustees of the Funds and their families. In addition, the account minimum for Institutional Class shares of the International Value Fund and Emerging Markets Fund is waived for investments by the International Opportunities Fund in those Funds. The Funds’ officers may, in their discretion, also waive or lower account minimums for customers of a financial intermediary or investment adviser if the aggregate investments of the customers of the financial intermediary or investment adviser meet the account minimum or are believed likely to meet the account minimum in the future.
If you are the beneficial owner of an Investor Class account or multiple Investor Class accounts directly with a Fund and your total investment in a Fund exceeds $1 million, you may request your Fund to convert your shares to Institutional Class shares.
How to Purchase and Sell Fund Shares
This section tells you how to purchase and sell (sometimes called “redeem”) shares of the Funds. Currently, you cannot exchange shares of your Fund for shares of any other Fund.

39

How to Purchase Fund Shares
You may purchase shares on any day that the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”).
You may purchase shares directly by:
•	Mail

•	Telephone

•	Wire

•	Automated Clearing House (“ACH”), or

•	Internet (www.causewayfunds.com).
To purchase shares directly from us, complete and send in the enclosed application. If you need an application or have questions, please call 1-866-947-7000 or visit www.causewayfunds.com. Unless you arrange to pay by wire or through ACH, write your check, payable in U.S. dollars, to “Causeway International Value Fund,” “Causeway Global Value Fund,” “Causeway Emerging Markets Fund” or “Causeway International Opportunities Fund” (depending on the Fund in which you wish to invest) and mail to the appropriate Fund at: P.O. Box 219085, Kansas City, MO 64121-7159. The Funds cannot accept third-party checks, credit cards, credit card checks, cash, traveler’s checks, money orders or cashier’s checks. If you intend to pay by wire or through ACH please call 1-866-947-7000 for further instructions.
Internet transactions via the Funds’ website are available to existing shareholders. You may not make an initial purchase of a Fund’s shares via the Internet. Visit www.causewayfunds.com and click on “My Account — Login” to view account information and perform subsequent purchases and redemptions. Only bank accounts held at domestic financial institutions that are ACH members may be used for telephone or Internet transactions.
You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.
A Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.
Financial Intermediary Compensation
The Investment Adviser makes payments out of its own resources to certain brokers and financial intermediaries for providing services intended to result in the sale of Fund shares or for shareholder service activities. These payments by the Investment Adviser may include one or more of the following types of payments: one-time account establishment fees, annual per account fees, and annual asset-based charges of up to

40

0.15% of the average daily net asset value of shares of a Fund serviced by the institution. These payments may create a conflict of interest by influencing the broker or financial intermediary and your salesperson to recommend a Fund over another investment. For more information, please see the SAI or ask your salesperson or visit your financial intermediary’s website.
Customer Identification and Verification
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.
What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for a copy of your driver’s license or other identifying documents. We will use these documents for the purpose of establishing and verifying your identity — we will not be obligated to follow the terms of any of these documents. We may not accept your new account application if you do not provide the required identifying information.
We will attempt to collect any missing information by contacting you or your broker. If we are unable to obtain the information within a timeframe established in our sole discretion, we may not accept your new account application.
We will attempt to verify your identity in a timeframe established in our sole discretion. If we are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated net asset value per share (“NAV”). If you purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase). If your account is closed, you may be subject to a gain or loss on redeemed Fund shares and will be subject to corresponding tax consequences.
How Fund Shares are Priced
The price per Fund share (the offering price) will be the NAV next determined after the Fund receives your purchase order, provided that your purchase order contains all information and legal documentation necessary to process the order including, for new accounts, required identifying information described in “Customer Identification and Verification” above. NAV for one Fund share is the value of that share’s portion of all of the net assets of the Fund.
Each Fund calculates its NAV once each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). For you to receive the current Business Day’s NAV, the Fund or its authorized agent must receive your purchase order before the close of regular trading on the NYSE. The Fund will use the next trading day’s price for a purchase or redemption order received after the close of regular trading on the NYSE.
In calculating NAV, each Fund generally values its investment portfolio at market price. The value of investments in any open-end investment companies that are not ETFs are

41

based on their NAVs. If market prices are not readily available or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.
For instance, if trading in a security has halted or suspended, a security has de-listed from a national exchange, a security has not traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market on which the security principally trades and before the time a Fund calculates NAV, the Funds’ Fair Value Committee may determine the security’s fair value. The Board of Trustees has delegated the responsibility of making fair value determinations to the Funds’ Fair Value Committee in accordance with the Funds’ Pricing and Valuation Procedures. The Board has approved the use of a third-party fair valuation service to provide each Fund with fair value prices for certain securities held by the Fund.
Foreign securities owned by a Fund may trade on weekends or other days when the Fund does not price its shares. As a result, a Fund’s NAV may change on days when you will not be able to purchase or redeem the Fund’s shares. It is possible that market timers or “arbitrageurs” may attempt to buy or sell Fund shares to profit from price movements in foreign markets not yet reflected in a Fund’s NAV. Such trades may have the effect of reducing the value of existing shareholders’ investments. The intended effect of a Fund’s use of fair value pricing is to more accurately determine the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage.
Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that a Fund would obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.
Systematic Investment Plan
If you have a checking or savings account with a bank, you may purchase shares of a Fund automatically through regular deductions from your account with a minimum of $100. You may begin regularly scheduled investments once a month.
How to Sell Fund Shares
If you own your shares of a Fund directly, you may sell (redeem) your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-866-947-7000 or via the Internet at www.causewayfunds.com. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Fund. If you would like to close your Fund account or have your sale proceeds sent to a third party or an address other than your own, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized

42

signature is not sufficient). The sale price of each share will be the next NAV determined after the Fund receives your request.
Systematic Withdrawal Plan
You may use the Systematic Withdrawal Plan to arrange monthly, quarterly or annual withdrawals of at least $100 from a Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account. To sell shares in a Systematic Withdrawal Plan, you need to have at least $5,000 in your account.
Receiving Your Money
Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).
Signature Guarantee
A signature guarantee is a widely accepted way to protect shareholders by verifying a signature in certain circumstances including: (1) requests for redemptions in excess of $50,000, (2) all requests to wire redemption proceeds to a bank other than the bank previously designated on the account application, and (3) redemption requests to send proceeds to an address other than the address of record or to a person other than the registered shareholder(s) for the account. Signature guarantees can be obtained from any of the following institutions: a national or state bank, a trust company, a federal savings and loan association, or a broker-dealer that is a member of a national securities exchange. A notarized signature is not sufficient.
Redemptions in Kind
Each Fund generally pays sale (redemption) proceeds in cash. However, under certain conditions (including for the protection of a Fund’s remaining shareholders), a Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (a “redemption in kind”). A Fund also may, but is not required to, pay redemptions in kind at the request of a shareholder if doing so would not hurt the Fund. It is unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any net capital gains from the redemption. See “Taxes” below.
Redemption Fee
As noted in each Fund’s “Fees and Expenses” section, the Investor Class and Institutional Class each imposes a 2.00% redemption fee on the value of shares redeemed less than 60 days after purchase. The redemption fee is paid to the relevant Fund. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and

43

capital gain) or shares redeemed through designated systematic withdrawal plans. The redemption fee does not normally apply to omnibus account arrangements through financial intermediaries where the purchase and sale orders of a number of persons are aggregated before being communicated to a Fund. However, the Funds seek agreements with these intermediaries to impose each Fund’s redemption fee or a different redemption fee on their customers if feasible, or to impose other appropriate restrictions on excessive short-term trading. The officers of the Funds may waive the redemption fee for shareholders in asset allocation and similar investment programs reasonably believed not to be engaged in short-term market timing, including for holders of shares purchased by the Investment Adviser for its clients to rebalance their portfolios. The International Value Fund’s and the Emerging Markets Fund’s redemption fees also do not apply to shares redeemed by the International Opportunities Fund.
Involuntary Redemptions or Transfers of Your Shares
If your Investor Class account balance drops below $500 because of redemptions, the Fund may redeem your shares. A Fund will give you at least 60 days’ written notice to give you time to add to your account and avoid the redemption of your shares. This involuntary redemption does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts. In addition, each Fund reserves the right to redeem all or some of your shares for any reason if it determines doing so would be in the best interests of the Fund or its shareholders.
Officers of the Trust may transfer accounts in Institutional Class shares that are below the minimum initial investment requirement to Investor Class shares, unless the account’s failure to meet the minimum is the result of market movement.
Suspension of Your Right to Sell Your Shares
A Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission (“SEC”) declares an emergency or for other reasons. More information about this is in the Funds’ SAI.
Telephone Transactions
Purchasing and selling Fund shares over the telephone is convenient, but not without risk. Although each Fund has safeguards and procedures to confirm the identity of callers and the authenticity of instructions, a Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with a Fund over the telephone, you will generally bear the risk of any loss. In addition, during times of intense activity, there may be delays in reaching your Fund.
Shareholder Service Fees
Each Fund has adopted a shareholder service plan for Investor Class shares that allows the Fund to pay broker-dealers and other financial intermediaries annual fees of up to 0.25% of average daily net assets for services provided to Investor Class shareholders of

44

the Fund. Because these fees are paid out of a Fund’s assets continuously, over time these fees will also increase the cost of an investment in Investor Class shares.
Excessive Short-Term Trading
The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity. Some investors try to profit by using excessive short-term trading practices involving mutual fund shares, frequently referred to as “market timing.” Market timing activity can interfere with the efficient management of a fund, result in dilution of the value of shareholders’ holdings and cause increased fund transaction costs. The Funds oppose market timing and the Funds’ Board of Trustees has adopted policies and procedures designed to deter such trading, which are described below.
The Funds have Pricing and Valuation Procedures, which have been approved by the Funds’ Board of Trustees, and a Fair Value Committee for fair valuing the Funds’ foreign securities. The Funds’ Board has approved the use of a third-party fair valuation service to provide the Funds with fair value prices for certain securities held by the Funds. Fair value pricing is intended to deter those trying to take advantage of time-zone differences in the valuation of foreign securities.
In addition, the Funds impose a 2.00% redemption fee on the value of shares of any Fund redeemed less than 60 days after purchase. Additional information about the Funds’ redemption fees can be found under “Redemption Fee” above.
The Trust reserves the right to reject any purchase order for a Fund, including orders deemed to be market timing, if it determines that accepting the order would not be in the best interests of the Fund or its shareholders. The Trust will consider various factors in determining whether an investor has engaged in market timing, including, but not limited to, the investor’s historic trading patterns, the number of transactions, the time between transactions and the percentage of the investor’s account involved in each transaction. The Trust also reserves the right to restrict future purchases of any Fund by an investor who is classified as engaged in market timing.
Some investors purchase Fund shares through a financial intermediary that establishes an omnibus account in a Fund for its customers and submits a net order to purchase or redeem shares after combining its customer orders. These intermediaries have agreed to provide trading information about their customers to the Funds upon request, and to restrict or block purchases of any shareholder identified by a Fund as engaging in suspicious activity.
Although a Fund’s redemption fee does not apply to financial intermediaries with omnibus accounts, the Funds seek to obtain the agreement of such intermediaries to impose a redemption fee on their customers if feasible or to impose other appropriate restrictions on market timing. A Fund may permit an intermediary to waive redemption fees on particular investors or certain categories of investors who are reasonably believed not to be engaged in market timing strategies. In addition, a Fund may waive the

45

redemption fee for shareholders in asset allocation and similar investment programs reasonably believed not to be engaged in short-term market timing, including for holders of shares purchased by the Investment Adviser for its clients to rebalance their portfolios. The International Value Fund’s and the Emerging Market Fund’s redemption fees also do not apply to shares redeemed by the International Opportunities Fund.
There can be no assurance that the Funds will successfully detect or prevent market timing. Moreover, despite the existence of these policies and procedures, it is possible that market timing may occur in a Fund without being identified, especially through financial intermediaries. While the Funds intend that intermediaries trading in Fund shares will assist the Funds in enforcing the Funds’ policies, certain intermediaries may be unable or unwilling to enforce effectively the Funds’ 2% redemption fee or other redemption fees or restrictions on market timing. The Funds will take reasonable steps to seek cooperation from any intermediary through which the Funds believe market timing activity is taking place.
Dividends and Capital Gain Distributions
Each Fund earns income from its investments and distributes this income, if and to the extent it exceeds expenses (which differ by class), to its shareholders as dividends. Each Fund also realizes capital gains and losses from its investments and distributes any net capital gain to its shareholders as capital gain distributions (together with income dividends, “distributions”). Each Fund distributes any dividends and net capital gains at least annually.
Distributions paid by a Fund may be reinvested automatically in shares of the Fund at NAV or may be taken in cash. If your account is held directly with a Fund and you would like to receive distributions in cash, contact your Fund at 1-866-947-7000. If your account is with a securities dealer or other financial intermediary that has an agreement with a Fund, contact your dealer or intermediary about which option you prefer.
Taxes
Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, all Fund dividends and capital gain distributions you receive generally are subject to federal income tax, whether you receive them in cash or additional shares. Fund distributions to individual retirement accounts (including Roth IRAs) and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax. The Emerging Markets Fund anticipates that the majority of its dividend and capital gain distributions, if any, will be taxable as ordinary income.
Fund distributions generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31. Distributions of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains (if any) from certain foreign currency transactions (i.e., “dividends”) are generally taxed as ordinary income.

46

A Fund’s dividends attributable to “qualified dividend income” (generally, dividends it receives on stock of most U.S. and certain foreign corporations for which it satisfies certain holding period and other restrictions) are subject to a [15%] maximum federal income tax rate for individual shareholders who satisfy those restrictions for their Fund shares on which the dividends are paid. It is not anticipated, however, that the Emerging Markets Fund will earn a significant amount of such dividends.
Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that [15%] maximum tax rate for individual shareholders. The tax treatment of capital gain distributions from a Fund depends on how long the Fund held the securities it sold that generated the gain, not when you bought your Fund shares or whether you reinvested your distributions.
When you sell (redeem) Fund shares, you generally will realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement plans and accounts and other tax-exempt investors. Any capital gain an individual shareholder recognizes on a redemption of his or her Fund shares that have been held for more than one year will qualify for the [15%] maximum federal income tax rate mentioned above.
The taxes you actually owe on Fund distributions and share transactions can vary with many factors, such as your marginal tax bracket, how long you held your shares and whether you owe alternative minimum tax. Shortly after the end of each calendar year, we will send you a tax statement that will detail the distributions you received during that year and will show their tax status. This may be separate from the statement that covers your share transactions. Most importantly, consult your tax professional. Everyone’s tax situation is different, and your professional should be able to help you answer any questions you may have.
A Fund is required to withhold 28% of the money you are otherwise entitled to receive from its distributions and redemption proceeds (regardless of whether you realize a gain or loss) if you are an individual or certain other non-corporate shareholder who fails to provide a correct taxpayer identification number to the Fund (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate also is required from each Fund’s distributions to which you are otherwise entitled if you are such a shareholder and the Internal Revenue Service tells us that you are subject to backup withholding or you are subject to backup withholding for any other reason. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded.
If you buy shares when a Fund has earned or realized, but not yet distributed, ordinary income or net capital gains, you will be “buying a dividend” by paying the full price of the shares and then receiving a portion of the price back in the form of a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution. Generally, if you are investing in a Fund through a tax-advantaged retirement plan or account, there are no tax consequences to you from distributions.

47

Because the International Opportunities Fund invests in other Funds, it is not permitted to pass through any foreign tax credits from another Fund that might otherwise be available to shareholders holding the other Funds directly.
This section summarizes some of the consequences under current federal income tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in a Fund under all applicable tax laws.

48

Financial Highlights — International Value Fund
The financial highlights table is intended to help you understand the International Value Fund’s financial performance for the past five fiscal years. The Fund’s fiscal year-end is September 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, as noted in PricewaterhouseCoopers LLP’s report dated November [xx], 2010. This report, along with the Fund’s financial statements, is incorporated by reference in the SAI, which is available upon request.
[TO COME]

49

Financial Highlights — Global Value Fund
The financial highlights table is intended to help you understand the Global Value Fund’s financial performance since the Fund’s inception on April 29, 2008. The Fund’s fiscal year-end is September 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, as noted in PricewaterhouseCoopers LLP’s report dated November [xx], 2010. This report, along with the Fund’s financial statements, is incorporated by reference in the SAI, which is available upon request.
[TO COME]

50

Financial Highlights — Emerging Markets Fund
The financial highlights table is intended to help you understand the Emerging Markets Fund’s financial performance since the Fund’s inception on March 30, 2007. The Fund’s fiscal year-end is September 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, as noted in PricewaterhouseCoopers LLP’s report dated November [xx], 2010. This report, along with the Fund’s financial statements, is incorporated by reference in the SAI, which is available upon request.
[TO COME]

51

Financial Highlights — International Opportunities Fund
The financial highlights table is intended to help you understand the International Opportunities Fund’s financial performance since the Fund’s inception on [December 31], 2009. The Fund’s fiscal year-end is September 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, as noted in PricewaterhouseCoopers LLP’s report dated November [xx], 2010. This report, along with the Fund’s financial statements, is incorporated by reference in the SAI, which is available upon request.
[TO COME]

52

The Funds
Causeway International Value Fund
Causeway Global Value Fund
Causeway Emerging Markets Fund
Causeway International Opportunities Fund
c/o SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456
Investment Adviser
Causeway Capital Management LLC
11111 Santa Monica Boulevard
15th Floor
Los Angeles, CA 90025
Transfer Agent
DST Systems, Inc.
333 West 11th Street, 5th Floor
Kansas City, MO 64105
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071
Distributor
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456
Administrator
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456
Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286
Counsel
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, CA 94111

53

Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports you will find discussions of the relevant market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal years. The Funds’ SAI contains further information about each Fund and is incorporated by reference (legally considered to be part of this Prospectus).
You may download these and other documents from www.causewayfunds.com. You may also request a free copy of any of these documents, request other information, or ask questions about a Fund by calling 1-866-947-7000 or writing your Fund at c/o SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, PA 19456. Other information may also be obtained from your financial consultant or from financial intermediaries that sell shares of a Fund.
Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 for information on the operation of the Public Reference Room. This information is also available on the SEC’s internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-1520.
Investment Company Act File #811-10467.
[CCM-PS-003-0200]

54

STATEMENT OF ADDITIONAL INFORMATION
Causeway International Value Fund
Institutional Class (CIVIX)
Investor Class (CIVVX)
Causeway Global Value Fund
Institutional Class (CGVIX)
Investor Class [(            )]
Causeway Emerging Markets Fund
Institutional Class (CEMIX)
Investor Class (CEMVX)
Causeway International Opportunities Fund
Institutional Class (CIOIX)
Investor Class (CIOVX)
c/o SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, PA 19456
Phone No. 1-866-947-7000
January 31, 2011
     Causeway International Value Fund (the “International Value Fund”), Causeway Global Value Fund (the “Global Value Fund”), Causeway Emerging Markets Fund (the “Emerging Markets Fund”) and Causeway International Opportunities Fund (the “International Opportunities Fund”) are series of Causeway Capital Management Trust (the “Trust”). The Trust is a diversified, open-end, management investment company that is organized as a Delaware statutory trust. Each of the International Value Fund, the Global Value Fund, the Emerging Markets Fund and the International Opportunities Fund is sometimes referred to below as a “Fund,” and together they are sometimes referred to collectively as the “Funds.” Causeway Global Absolute Return Fund (the “Global Absolute Return Fund”), a separate series of the Trust, is described in a separate statement of additional information, dated [December XX], 2010.
     The investment objective of the International Value Fund is to seek long-term growth of capital and income. The International Value Fund seeks to achieve its investment objective by investing primarily in equity securities of companies located in developed countries outside the U.S. The investment objective of the Global Value Fund is to seek long-term growth of capital and income. The Global Value Fund seeks to achieve its investment objective by investing primarily in equity securities of U.S. companies and of companies located in developed countries outside the U.S. The investment objective of the Emerging Markets Fund is to seek long-term growth of capital. The Emerging Markets Fund seeks to achieve its investment objective by investing primarily in equity securities of companies located in emerging markets. The investment objective of the International Opportunities Fund is to seek long-term growth of capital. The International Opportunities Fund primarily invests in the International Value Fund and the Emerging Markets Fund. No assurance can be given that the investment objective of any of the Funds will be realized. For more information on the Funds’ investment objectives and policies, see “Investment Objective and Policies.”

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of the Funds, dated January 31, 2011 (the “Prospectus”). The Prospectus has been filed with the Securities and Exchange Commission (the “Commission”) and can be obtained, without charge, by calling the Funds at 1-866-947-7000 or your financial consultant or other financial intermediary, or by writing to the Funds at c/o SEI Investments Global Funds Services (the “Administrator”), One Freedom Valley Drive, Oaks, PA 19456. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus.
[CCM-SX-003-0400]

2

i

ii

Page
Reports to Shareholders	65
Shareholder Inquiries	65
Additional Information	65
Financial Statements	66
Control Persons and Principal Holders of Securities	66

iii

TRUST HISTORY
     The Trust was organized on August 10, 2001 and is a Delaware statutory trust. The Trust is a diversified, open-end, management investment company currently consisting of five series — the International Value Fund, the Global Value Fund, the Emerging Markets Fund, the International Opportunities Fund, and the Global Absolute Return Fund.
INVESTMENT OBJECTIVE AND POLICIES
     The investment objective of the International Value Fund is to seek long-term growth of capital and income. The investment objective of the Global Value Fund is to seek long-term growth of capital and income. The investment objective of the Emerging Markets Fund is to seek long-term growth of capital. The investment objective of the International Opportunities Fund is to seek long-term growth of capital. Reference is made to the discussions under “Fund Summary” and “Fund Details” in the Prospectus for information with respect to the Funds’ investment objectives and policies. The International Opportunities Fund implements its investment program by investing primarily in shares of the International Value Fund and the Emerging Markets Fund. It generally does not intend to make direct investments in securities or other instruments (other than to temporarily invest cash) but may do so from time to time. In general, the investment strategies and risks described in this Statement of Additional Information directly apply to the International Value Fund, the Global Value Fund and the Emerging Markets Fund and also indirectly apply to the International Opportunities Fund by virtue of its investments in the International Value Fund and the Emerging Markets Fund.
     Causeway Capital Management LLC (the “Investment Adviser”) is responsible for the management of each Fund’s portfolio.
Investment Restrictions
     Each Fund has adopted the following restrictions (in addition to its investment objective) as fundamental policies, which may not be changed for a Fund without the favorable vote of the holders of a “majority” of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Under the 1940 Act, the vote of the holders of a “majority” of a Fund’s outstanding voting securities means the vote of the holders of the lesser of (1) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (2) more than 50% of the outstanding shares. Any restriction on a Fund’s investments is determined when the investment is made, unless otherwise noted.
     Except as noted, none of the Funds may:
(1) With respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.
(2) Issue senior securities, except as permitted under the 1940 Act.

(3) Borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.
(4) Underwrite securities issued by others except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”) in the disposition of the Fund’s portfolio securities.
(5) Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.
(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).
(7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).
(8) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
     For purposes of restrictions 1 and 5 above, the International Opportunities Fund does not consider its investments in other Funds to be investments in an issuer that may count towards or violate either restriction.
     In addition, except as noted below, each Fund has the following non-fundamental policies, which may be changed without shareholder approval.
(i) The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts, options on futures contracts, forward contracts and swap agreements are not deemed to constitute purchasing securities on margin.
(iii) The Fund may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).
(iv) The Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The Fund may not invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the Fund. This non-fundamental policy does not apply to the International Opportunities Fund.
     With respect to limitation (iv), if through a change in values, net assets, or other circumstances, more than 15% of a Fund’s net assets were invested in illiquid securities, the Investment Adviser would consider appropriate steps to ensure appropriate liquidity of the Fund’s portfolio.
     Further, the International Value Fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.
General Market Risk
     In addition to unprecedented turbulence in financial markets in recent years, reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide, resulting in less money being available to purchase raw materials, goods and services in certain markets, which may, in turn, lower the prices of these economic staples. It may also cause U.S. and foreign issuers to have more difficulty obtaining financing, which may, in turn, result in a decline in their stock prices. These events and possible continuing market turbulence may have an adverse effect on the Funds.
Repurchase Agreements
     A repurchase agreement is an agreement where a Fund purchases a security and the seller agrees to repurchase the security from the Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is more than the purchase price, reflecting an agreed-upon rate of return effective for the period of time the Fund’s money is invested in the repurchase agreement. The Fund’s repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of those instruments declines, additional collateral will be required. In the event of a default, insolvency or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. In such circumstances, the Fund could experience a delay or be prevented from disposing of the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss.
Debt Securities
     The Funds may invest in debt securities, including U.S. dollar or foreign currency-denominated corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) of domestic or foreign issuers. Debt securities, such as bonds, involve credit risk, which is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the debt securities. These securities are also subject to interest rate risk, which is the risk that the value of a security may fall when interest rates rise. In general, the market prices of debt securities with longer maturities will go up or down more in response to changes in interest rates than shorter-term securities. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.
U.S. Government Securities
     U.S. government agencies or instrumentalities which issue or guarantee securities include the Federal National Mortgage Association (“Fannie Mae”), Government National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Intermediate Credit Banks, Federal Land Banks, Tennessee Valley Authority, Inter-American Development Bank, Asian Development Bank, Student Loan Marketing Association and the International Bank for Reconstruction and Development.
     Except for U.S. Treasury securities, obligations of U.S. government agencies and instrumentalities may or may not be supported by the full faith and credit of the U.S. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. government to purchase the agencies’ obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. A Fund will invest in securities of such an instrumentality only when the Investment Adviser is satisfied that the credit risk with respect to any instrumentality is acceptable.
     It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. government to tighten the availability of its credit. On September 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.
     The Funds may invest in component parts of U.S. Treasury notes or bonds, namely either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (1) Treasury obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components; or (4) receipts evidencing the component parts (corpus or coupons) of Treasury obligations that have not actually been stripped. Such receipts evidence ownership of component parts of Treasury obligations (corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investment Growth Receipts” (“TIGRs”) and “Certificates of Accrual on Treasury Securities” (“CATS”), and are not issued by the U.S. Treasury; therefore they are not U.S. government securities, although the underlying bonds represented by these receipts are debt obligations of the U.S. Treasury.
Preferred Stocks
     The Funds may invest in preferred stocks. Preferred stocks include convertible and non-convertible preferred and preference stocks that are senior to common stock. Preferred stocks are equity securities that are senior to common stock with respect to the right to receive dividends and a fixed share of the proceeds resulting from the issuer’s liquidation. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of the issuer’s common stock. Depending on the features of the particular security, holders of preferred stock may bear the risks disclosed in the Prospectus or this Statement of Additional Information regarding common equity or fixed income securities.
Convertible Securities
     The Funds may invest in convertible securities of domestic or foreign issuers rated investment grade (any of the four highest grades) by a major rating agency or, if unrated, of comparable quality in the Investment Adviser’s opinion. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or different issuer. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to similar non-convertible securities. Convertible securities typically pay current income, as either interest (bond convertibles) or dividends (preferred stock). While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security’s underlying common stock.

     A convertible security’s value usually reflects both the stream of current income payments and the value of the underlying common stock. In general, the market value of a convertible security is at least the higher of its “investment value” (that is, its value as a fixed-income security) or its “conversion value” (that is, its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, since it is convertible into common stock, the price of a convertible security is also influenced by the market value of the security’s underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.
Derivative Instruments
     To the extent consistent with its investment objective and policies and the investment restrictions listed in this Statement of Additional Information, each Fund may invest in futures contracts, purchase and write call and put options on securities, securities indices and foreign currencies, and enter into forward contracts and structured instruments, including, without limitation, participation notes, certificates and warrants. The Funds also may enter into swap agreements with respect to foreign currencies, interest rates, securities and securities indices. The Funds may (but are not obligated to) use these techniques to hedge against changes in interest rates, foreign currency exchange rates, or securities prices or as part of their overall investment strategies. The Funds may (but are not obligated to) also purchase and sell options relating to foreign currencies for the purpose of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. To the extent required, a Fund will mark as segregated cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily (or, as permitted by applicable regulation, enter into certain offsetting positions), in an amount sufficient to cover its obligations under forward contracts, swap agreements, structured instruments, futures and options which are not fully hedged or otherwise covered to avoid leveraging of the Fund.
Futures and Options
     Futures. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. Futures may be based on foreign securities or indices.
     The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
     The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit (or pledge) “initial margin” with a futures broker, known as a futures commission merchant (“FCM”), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract’s value. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund’s investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to that Fund.
     Although futures exchanges generally operate similarly in the U.S. and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the U.S. may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member or other party that may owe initial or variation margin. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the U.S. may also involve the risk of foreign currency fluctuation.
     Put and Call Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
     The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).
     The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

     The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. A Fund may write a put or call option only if the option is “covered” by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. When writing an option on a futures contract, margin payments will be required to be made to an FCM as described above for futures contracts.
     If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.
     Writing a call option obligates the writer to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
     Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward foreign currency exchange contracts, as discussed below, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.
     The uses and risks of currency options and futures are similar to those of options and futures relating to securities or indices, as discussed below. A Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a Fund’s investments. Because the value of a Fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of a Fund’s investments exactly over time.
     Over-the-counter-options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (“OTC”) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
     Risks of Futures and Options. There are several risks associated with transactions in futures and options. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund’s current or anticipated investments exactly. Each Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the Fund typically invests, which involves a risk that the options or futures position will not track the performance of the Fund’s other investments.
     Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund’s investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund’s options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.
     There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument’s current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value.

As a result, a Fund’s access to other assets held to cover its options or futures positions could also be impaired.
Depositary Receipts
     The Funds may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other securities representing securities of issuers located in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities. EDRs and GDRs are European and global receipts evidencing similar arrangements. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets; EDRs are issued in bearer form, denominated in other currencies, and are designed for use in European securities markets; GDRs are designed for use in multiple global markets.
Exchange-Traded Funds
     The Funds may invest in exchange-traded funds (“ETFs”). ETFs are traded like individual stocks on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. A Fund may invest in ETFs for short-term cash management or as part of its overall investment strategy. If a Fund invests in ETFs, shareholders will bear their proportionate share of the Fund’s expenses (including operating expenses and advisory fees), and also similar expenses of the ETFs, and the Fund’s returns could therefore be lower than if it had invested directly in the underlying securities.
     For purposes of evaluating whether at least 80% of the International Value Fund’s investments are in companies located in foreign markets, investments in ETFs based on the MSCI EAFE® Index or other foreign markets indices are considered foreign markets investments. For purposes of determining whether more than 10% of total International Value Fund assets are invested in companies located in emerging markets, investments in ETFs based on the MSCI Emerging Markets Index (the “MSCI EM Index”) or other emerging markets are considered emerging markets investments.
     Global Value Fund investments in ETFs based on the MSCI EAFE® Index or other foreign markets indices are considered foreign markets investments. For purposes of determining whether more than 20% of total Fund assets are invested in companies located in emerging markets, investments in ETFs based on the MSCI EM Index or other emerging markets indices are considered emerging markets investments.
     For purposes of calculating the Emerging Markets Fund’s investment of at least 80% of total assets in companies located in emerging markets, investments in ETFs based on the MSCI EM Index or other emerging markets indices are considered emerging markets investments. For purposes of evaluating whether the Emerging Markets Fund’s investments are in at least 10 emerging markets or plus or minus 3 percentage points of the weight of a country in the MSCI EM Index, investments in ETFs based on a single country index are considered investments in the underlying country, and investments in

ETFs based on more than one underlying country index are not considered investments in the specific underlying countries. For purposes of determining whether more than 10% of total Emerging Markets Fund assets are invested in emerging markets not included in the MSCI EM Index, investments in ETFs will be counted towards this 10% limit only if all the underlying countries comprising the ETF are not included in the MSCI EM Index.
Forward Foreign Currency Exchange Contracts
     The Funds may (but are not obligated to) use forward contracts to protect against uncertainty in the level of future exchange rates. The Funds will not speculate with forward contracts or foreign currency exchange rates.
     The Funds may enter into forward contracts with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of the payment by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.
     A Fund also may use forward contracts in connection with portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund’s exposure to foreign currencies that the Investment Adviser believes may rise in value relative to the U.S. dollar, or to shift the Fund’s exposure to foreign currency fluctuations from one country to another. For example, when the Investment Adviser believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell an amount of such foreign currency approximating the value of some or all of a Fund’s portfolio securities denominated in such foreign currency. This investment practice generally is referred to as “cross-hedging” when another foreign currency is used.
     The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such transaction) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses and transaction costs. Under normal circumstances, consideration of currency risk is incorporated into the Investment Adviser’s investment decisions on individual securities. However, the Investment Adviser believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interest of a Fund will be served.
     Pursuant to Section 18 of the 1940 Act and Commission interpretations thereunder, for forwards and futures that are not contractually required to “cash-settle,” a Fund must “cover” its open positions by segregating liquid assets equal to the contracts’ full notional value. For forwards and futures that are contractually required to cash-settle, however, a Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability, if any) rather than the notional value. By setting aside assets only equal to its net obligation under cash-settled forwards or futures, a Fund will have the ability to employ leverage to a greater extent.
     At or before the maturity date of a forward contract that requires a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.
     The cost to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the price of the underlying securities held by the Fund or that it intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.
     Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. A Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Structured Instruments
     The Funds may invest in structured instruments, including, without limitation, participation notes, certificates and warrants. Structured instruments may be derived from or based on a single security or securities, an index, a commodity, debt issuance or a foreign currency (a “reference”), and their interest rate or principal may be determined by an unrelated indicator. Structured securities may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the value of the structured security at maturity, or in the interest rate of the structured security. Structured securities may entail a greater degree of risk than other types of securities because the Fund bears the risk of the reference in addition to the risk that the counterparty to the structured security will be unable or unwilling to fulfill its obligations under the structured security to the Fund when due. A Fund bears the risk of loss of the amount expected to be received in connection with a structured security in the event of the default or bankruptcy of the counterparty to the structured security. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.
Foreign Investment Risks
     Foreign Market Risk. Foreign security investment involves special risks not present in U.S. investments that can increase the chances that a Fund will lose money. These risks are higher for emerging markets investments, which can be subject to greater social, economic, regulatory and political uncertainties, and may have significantly less liquidity, than developed markets. In particular, the Funds are subject to the risk that because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for a Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the U.S.
     Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the U.S. with respect to such issues as growth of gross domestic product, reinvestment of capital, resources, and balance of payments positions. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the U.S., or otherwise adversely affect the Fund’s operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the U.S. or other foreign countries. Foreign corporate governance may not be as robust as in the U.S. As a result, protections for minority investors may not be strong, which could affect security prices.
     Currency Risk and Exchange Risk. Securities in which the Funds invest may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of these securities. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Similarly when the U.S. dollar decreases in value against a foreign currency, an investment in a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk is generally known as “currency risk” which is the possibility that a stronger U.S. dollar will reduce returns for U.S. investors investing overseas.
     Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. government does. Some countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much disclosure or detail as U.S. accounting standards, it may be harder for a Fund’s portfolio managers to completely and accurately determine a company’s financial condition.
     Certain Risks of Holding Fund Assets Outside the U. S. Foreign securities in which the Funds invest are generally held outside the U.S. in foreign banks and securities depositories. The Funds’ custodian is the Funds’ “foreign custody manager” as provided in Rule 17f-5 under the 1940 Act. The “foreign custody manager” is responsible for determining that each Fund’s assets will be subject to reasonable care, based on standards applicable to custodians in relevant foreign markets. However, certain foreign banks and securities depositories may be recently organized or new to the foreign custody business. They may also have operations subject to limited or no regulatory oversight. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. In addition, it likely will be more expensive for a Fund to buy, sell and hold securities in certain foreign markets than it is in the U.S. market due to higher brokerage, transaction, custody and/or other costs. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments.
     Settlement and clearance procedures in certain foreign markets differ significantly from those in the U.S. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically involved with the settlement of U.S. investments. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions. The problems may make it difficult for the Funds to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.
     Dividends and interest on, and proceeds from the sale of, foreign securities a Fund holds may be subject to foreign withholding or other taxes, and special U.S. tax considerations may apply. See “Federal Tax Aspects.”
Emerging Markets
     The International Value Fund may invest up to 10% of its total assets in companies in emerging (less developed) markets. The Global Value Fund may invest up to 20% of its total assets in companies in emerging (less developed) markets. The Emerging Markets Fund has no such limit. The Investment Adviser does not expect the percentage of the International Opportunities Fund’s total investments in the Emerging Markets Fund and other emerging markets securities to be greater than the weight of the emerging markets portion of the Morgan Stanley Capital International All Country World Index ex U.S. multiplied by two, and can be as low as none.
     The Investment Adviser determines where a company is located, and thus whether a company is located in an emerging market, by referring to: its primary stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located.
     A Fund’s investments in emerging markets involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. For example, the value of the Fund’s emerging markets securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment, and may have significantly less liquidity than developed markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging markets can be less than in more developed foreign markets. Further, because a Fund will invest in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make emerging markets securities less liquid, more volatile and harder to value than U.S. securities.
     The growth of many emerging markets’ economies is to a significant degree export driven. Accordingly, emerging countries are often affected by changes in the economies of the U.S. and other main trading partners, by protectionist impulses in those countries and by the development of export sectors in lower-wage economies. In the event that growth in the export sector declines, the burden of future growth will increasingly be placed on domestic demand.
     In addition to the risks discussed above, there are special risks associated with a Fund’s investments (in particular, the Emerging Markets Fund) in certain countries and regions, including, but not limited to, the following:

     South Korea. Investing in South Korean securities has special risks, including political, economic and social instability, and the potential for increasing militarization in North Korea. Military action or the risk of military action by North Korea, which might involve nuclear weapons, could have a materially adverse effect on South Korea and the Funds. The market capitalization and trading volume of issuers in the South Korean securities markets is heavily concentrated in a small number of issuers, which results in potentially fewer investment opportunities for the Funds. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Economic events in any one country may have a significant economic effect on the entire region and any adverse events in the Asian markets may have a significant adverse effect on South Korean companies. Also, South Korea is dependent on foreign sources for its energy needs. A significant increase in energy prices could have an adverse impact on South Korea’s economy.
     There are also a number of risks associated with the South Korean government. The South Korean government exercises substantial influence over many aspects of the private sector. The South Korean government from time to time has informally influenced the prices of certain products, encouraged companies to invest or concentrate in particular industries, and induced mergers between companies in industries experiencing excess capacity. The South Korean government has sought to minimize excessive price volatility on the Korean Stock Exchange through various steps, including the imposition of limitations on daily price movements of securities, although there is no assurance that this would prevent the value of a Fund’s investments from declining over time.
     Taiwan. The political reunification of China and Taiwan, over which China continues to claim sovereignty, remains problematic and is unlikely to be settled in the near future. China has staged frequent military provocations off the coast of Taiwan and made threats of full-scale military action. This continuing hostility between China and Taiwan may have an adverse impact on the values of a Fund’s investments in China or Taiwan, or make such investments impracticable or impossible. Any escalation of hostility between China and Taiwan would likely have a significant adverse impact on the value of a Fund’s investments in both countries and the region. In addition, certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Economic events in any one country may have a significant economic effect on the entire Asian region and any adverse events in the Asian markets may have a significant adverse effect on Taiwanese companies.
     Taiwan’s growth has been export-driven to a significant degree. As a result, Taiwan is affected by changes in the economies of its main trading partners. If growth in the export sector declines, future growth will be increasingly reliant on domestic demand. Taiwan has limited natural resources, resulting in dependence on foreign sources for certain raw materials and vulnerability to global fluctuations of price and supply. This dependence is especially pronounced in the energy sector. Any fluctuations or shortages in the commodity markets could have a negative impact on Taiwan’s economy. A significant increase in energy prices could have an adverse impact on Taiwan’s economy.

     China. Beginning in 1978, the Chinese government initiated a program of economic and market reforms. The Chinese government exercises significant control over China’s economy through allocating resources by controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies. Government policies have recently contributed to economic growth and prosperity in China, but such policies could be altered or discontinued at any time. Moreover, the Chinese government sometimes takes actions intended to increase or decrease the values of Chinese stocks. China’s securities markets have less regulation and are substantially smaller, less liquid and more volatile than the securities markets of more developed countries, and hence are more susceptible to manipulation, insider trading, and other market abuses. Financial information on companies listed on these markets is limited and may be inaccurate. Companies listed on these markets may trade at prices not consistent with traditional valuation measures. Management of these companies could have conflicting financial interests or little experience managing a business. As with all transition economies, China’s ability to develop and sustain a credible legal, regulatory, monetary and socioeconomic system could influence the course of outside investment. The Chinese legal system, in particular, is developing and many laws and regulations are relatively new and published court decisions based on these laws are limited and non-binding. Thus, the rights of minority shareholders in Chinese issuers are not as well protected as they are in developed markets. There is also risk involved in currency fluctuations, currency convertibility, interest rate fluctuations and high inflation rates.
     The emergence of a domestic consumer class is at an early stage, making China’s economic health dependent on exports. China’s growing trade surplus with the U.S. has increased the risk of trade disputes and currency revaluation, which could potentially have adverse effects on some export-dependent sectors. In addition, export growth continues to be a major driver of China’s rapid economic growth. Reductions in spending on Chinese products and services, tariffs or other trade barriers or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the companies in which a Fund invests. Growing income inequality and larger scale environmental degradation is testing social cohesion in China. Social instability could threaten China’s political system and economic growth, which could decrease the value of a Fund’s investments.
     Military conflicts, in response to internal social unrest or conflicts with other countries, could disrupt economic development. China has strained relations with Taiwan, India, Russia and other neighbors due to territorial disputes, historical animosities and other defense concerns. Development of the Chinese economy is also vulnerable to developments on the Korean peninsula; should political tension increase or military actions be precipitated, it could adversely affect the economy and destabilize the region as a whole. In addition, certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Economic events in any one country may have a significant economic effect on the entire region and any adverse events in the Asian markets may have a significant adverse effect on Chinese companies.

     Russia. Russia has experienced political and economic turbulence and has endured decades of communist rule under which its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia’s government has been faced with the task of stabilizing and modernizing its economy. Investors in Russia have experienced significant losses due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital invested. There is no assurance that similar losses will not recur. The current government regime has become increasingly authoritarian, especially in its dealings with successful Russian companies. In this environment, there is always a risk that the government will abandon elements of a market economy and replace them with radically different political and economic policies that would be detrimental to the interests of foreign investors.
     The Russian economy is heavily dependent upon the export of a range of commodities including industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In addition, Eastern European markets remain relatively underdeveloped and can be particularly sensitive to political and economic developments; adverse events in Eastern European countries may greatly impact the Russian economy.
     Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. There is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for a Fund to lose share registration through fraud or negligence. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a Fund to incur losses due to a counterparty’s failure to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons.
     Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection all pose significant risks, particularly to foreign investors. In addition, there is a risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or punitive taxation, or, in the alternative, a risk that a reformed tax system may result in inconsistent and unpredictable enforcement of the new tax laws. The Russian securities market is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside the stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, little information is available to investors.

As a result, it may be difficult to assess the value of an investment in Russian companies. Because of the recent formation of the Russian securities market and the underdeveloped state of the banking and telecommunications systems, securities transactions are subject to significant risks.
     Latin America. As an emerging market, Latin America, including Brazil and Mexico, has long suffered from political, economic, and social instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. While some Latin American governments have experienced privatization of state-owned companies and relaxation of trade restrictions, future free-market economic reforms are uncertain, and political unrest could result in significant disruption in securities markets in the region. The economies of certain Latin American countries have experienced high interest rates, economic volatility, inflation and high unemployment rates. Adverse economic events in one country may have a significant adverse effect on other Latin American countries.
     Commodities (such as oil, gas and minerals) represent a significant percentage of the region’s exports and many economies in this region are particularly sensitive to fluctuations in commodity prices. Some markets are in areas that have historically been prone to natural disasters or are economically sensitive to environmental events, and a natural disaster could have a significant adverse impact on the economies in the geographic region.
     Many Latin American countries have high levels of debt, which may stifle economic growth, contribute to prolonged periods of recession and adversely impact a Fund’s investments. Most countries have been forced to restructure their loans or risk default on their debt obligations. Interest on debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Governments may be forced to reschedule or freeze their debt repayment, which could negatively affect local markets.
     India. Foreign investment in the securities of issuers in India is usually restricted or controlled to some degree. “Foreign Institutional Investors” (“FIIs”) and their subfunds may predominately invest in exchange-traded securities (and securities to be listed or approved on the over-the-counter exchange of India) subject to the conditions specified in the guidelines for Direct Foreign Investment by FIIs. Although the Investment Adviser is a registered FII, it must still seek renewal of this status every five years, which renewal cannot be guaranteed. FIIs are required to observe certain investment restrictions. In addition, the shareholdings of all registered FIIs, together with the shareholdings of non-resident Indian individuals and foreign corporate bodies substantially owned by non-resident Indians, may not exceed 40% of the issued share capital of most companies. It is possible that this restriction could be raised or potentially lifted for a company, subject to that company’s approval. Only registered FIIs and non-Indian mutual funds that comply with certain statutory conditions may make direct portfolio investments in exchange-traded Indian securities. Under normal circumstances, income, gains and initial capital with respect to such investments are freely repatriable, subject to payment of applicable Indian taxes. There can be no assurance that these investment control regimes will not change in a way that makes it more difficult or impossible for a Fund to implement its investment objective or repatriate its income, gains and initial capital from India.
     The Indian government exercises significant influence over many aspects of the economy. Government actions, bureaucratic obstacles and inconsistent economic reform could have a significant effect on the economy and a Fund’s investments in India. There can be no assurance that the Indian government in the future, whether for purposes of managing its balance of payments or for other reasons, will not impose restrictions on foreign capital remittances abroad or otherwise modify the exchange control regime applicable to foreign institutional investors in such a way that may adversely affect the ability of a Fund to repatriate its income and capital.
     Founders and their families control many Indian companies. Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. The securities market in India is substantially smaller, less liquid and significantly more volatile than the securities market in the U.S. Exchanges have also experienced problems such as temporary exchange closures, broker defaults, settlement delays and broker strikes that, if they occur again in the future, could affect the market prices and liquidity of the Indian securities in which a Fund invests. In addition, the governing bodies of the various Indian stock exchanges have from time to time imposed restrictions on trading in certain securities, limits on price movements and margin requirements. The relatively small market capitalizations of, and trading values on, the principal stock exchanges may cause a Fund’s investments in securities listed on these exchanges to be comparatively less liquid and subject to greater price volatility than comparable U.S. investments.
     Religious, cultural and border disputes persist in India. The Indian government has confronted separatist movements in several Indian states. The longstanding dispute with Pakistan over the bordering Indian state of Jammu and Kashmir remains unresolved. If the Indian government is unable to control the violence and disruption associated with these tensions (including both domestic and external sources of terrorism), the results could destabilize the economy and, consequently, adversely affect a Fund’s investments. Both India and Pakistan have tested nuclear weapons, and the threat of deploying such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.
     Israel. The Israeli economy is dependent on trade with certain key trading partners. Reduction in spending by these economies on Israeli products and services or negative changes in any of these economies may cause an adverse impact on the Israeli economy. Israel has historically experienced acts of terrorism or strained international relations related to border disputes, historical animosities and other defense concerns. These situations may cause uncertainty in the Israeli market and adversely affect the Israeli economy. Certain political, economic and currency risks have contributed to a high level of price volatility in the Israeli equity and currency markets and could adversely affect a Fund’s investments. Israel’s national politics have been unpredictable and subject to influence by the military and its government may be subject to sudden change. The Israeli economy has suffered from debt burdens, high inflation rates, currency devaluations and economic recessions.

     Turkey. Turkey has experienced periods of substantial inflation, currency devaluation and severe economic recessions. The government has high levels of debt, which may stifle economic growth, contribute to prolonged periods of recession and adversely impact a Fund’s investments. Turkey has begun privatization of certain entities and industries. Historically, investors in some newly privatized entities have suffered losses due to the inability of the newly privatized company to adjust quickly to a competitive environment or to changing regulatory and legal standards, or in some cases due to re-nationalization of such privatized entities. Also, the Turkish economy is dependent on trade with certain key trading parties. Reduction in spending by these economies on Turkish products and services or negative changes to any of these economies may cause an adverse impact on the Turkish economy.
     Turkey has historically experienced acts of terrorism and strained international relations related to border disputes, historical animosities and other defense concerns. These situations may cause uncertainty in the Turkish market and adversely affect the performance of the Turkish economy. Certain political, economic and legal and currency risks have contributed to a high level of price volatility in the Turkish equity and currency markets, and could adversely affect a Fund’s investments. Turkey’s national politics have been unpredictable and subject to influence by the military and its government may be subject to sudden change.
Swap Agreements
     A Fund may enter into interest rate, index, currency exchange rate and security swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few days or weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a stipulated “notional amount”, i.e., the dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. The “notional amount” of a swap agreement is only a hypothetical basis on which to calculate the obligations that the parties to the swap agreement have agreed to exchange. Swap agreements typically calculate and settle the obligations of the parties on a “net basis” with a single payment. Consequently, a Fund’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be “covered” by marking as segregated unencumbered cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, to limit any potential leveraging of the Fund’s portfolio. Any obligations “covered” in such a manner will not be construed to be “senior securities” for purposes of a Fund’s fundamental investment restriction concerning senior securities, or borrowing for purposes of a Fund’s fundamental investment restriction concerning borrowing. This segregation or “covering” is designed to ensure that a Fund has assets available to satisfy its obligations under a swap agreement, but will not, however, limit a Fund’s exposure to loss under a swap agreement. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s assets.
     Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Investment Adviser’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way that is detrimental to a Fund’s interest. Using any swap agreement will expose a Fund to the risk that the swap agreement will have or will develop imperfect or no correlation with the value of the assets the swap agreement is designed to track, causing losses to the Fund. Because they are two-party contracts and because they may be subject to contractual restrictions on transferability and termination and have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitations on investments in illiquid securities. Moreover, swap agreements generally do not involve the delivery of securities or other underlying assets, and a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such an event occurs, a Fund will have contractual remedies pursuant to the swap agreement, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor. Swap agreements may be subject to termination by counterparties upon certain events that would require a Fund to immediately pay an amount equal to the net liability of open positions, if any, under the agreement. Restrictions imposed by the Internal Revenue Code of 1986, as amended (the “Code”), may limit a Fund’s ability to use swap agreements. The swaps market is largely unregulated and has been the subject of scrutiny during the recent turbulence in the financial markets. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Limits or restrictions applicable to the counterparties with which a Fund may enter into swap agreements could also impact a Fund’s use of swap agreements.
     The use of swap agreements is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements are subject to risks of mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, the inability of counterparties to perform, and the ability of counterparties to terminate swap agreements generally at any time. The use of a swap agreement requires an understanding not only of the underlying securities or positions, but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.
Illiquid Securities
     None of the Funds may hold more than 15% of its net assets in illiquid securities. Illiquid securities generally include repurchase agreements which have a maturity of longer than seven days, and securities that are illiquid by virtue of the absence of a readily available market (either within or outside of the U.S.) or because they have legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, securities which are otherwise not readily marketable and repurchase agreements that have a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption within seven days. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Also market quotations for such securities are less readily available. The judgment of the Investment Adviser may at times play a greater role in valuing these securities than in the case of unrestricted securities. A Fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.
     However, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.
     Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A established a “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers in the U.S. The Investment Adviser anticipates that the market for certain restricted securities such as institutional commercial paper and foreign securities will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers.
     Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will be deemed to be liquid. The Investment Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Trustees. In reaching liquidity decisions, the Investment Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (1) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (“NRSROs”), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the Investment Adviser; and (2) it must not be “traded flat” (that is, without accrued interest) or in default as to principal or interest. However, investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that, after purchase, other qualified institutional buyers become, for a time, uninterested in purchasing these securities and as a result there is no longer a readily available market for the securities. In addition, Rule 144A securities are generally deemed liquid if they are tradable in an offshore securities market. Repurchase agreements subject to payment on demand are deemed to have a maturity equal to the notice period.
Borrowing
     A Fund may borrow money for temporary or emergency purposes in an amount not exceeding 33 1/3% of the Fund’s total assets. This borrowing may be unsecured. The 1940 Act requires a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. Borrowing subjects a Fund to interest costs which may or may not be recovered by appreciation of the securities purchased. Borrowing can exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. This is the speculative factor known as leverage.
When-Issued and Delayed-Delivery Securities
     The Funds may purchase securities on a when-issued or delayed-delivery basis, generally in connection with an underwriting or other offering. When-issued and delayed-delivery transactions occur when securities are bought with payment for and delivery of the securities scheduled to take place at a future time, beyond normal settlement dates. The price that a Fund is obligated to pay on the settlement day may be different from the market value on that date. While securities may be sold prior to the settlement date, a Fund intends to purchase such securities with the purpose of actually acquiring them, unless a sale would be desirable for investment reasons. At the time a Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security each day in determining the Fund’s net asset value. The Fund will also mark as segregated with its custodian cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, equal in value to its obligations for when-issued securities.
     When-issued securities and delayed-delivery securities involve the risk that the security a Fund buys on that basis will lose value prior to its delivery to the Fund. There also is the risk that the security will not be issued or that the other party will not meet its obligation, in which case the Fund may lose the investment opportunity of the assets it has set aside to pay for the security and any gain in the security’s price.
Securities Lending
     The Funds may lend securities to parties such as broker-dealers or other institutions. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the Fund with collateral in an amount at least equal to the value of the securities loaned. The Fund may not be able to obtain the right to vote or consent on proxy proposals involving securities that are loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by the Investment Adviser to be in good standing and when, in the Investment Adviser’s judgment, the income earned would justify the risks.
     Cash received as collateral through loan transactions may be invested in other eligible securities. This subjects that investment, as well as the securities loaned, to market appreciation or depreciation.
Real Estate Investment Trusts
     The Funds may invest in securities of foreign issuers with a structure similar to U.S. real estate investment trusts (“REITs”), and the Global Value Fund may also invest in securities of U.S. REITs. Unlike regular corporations, REITs do not have to pay federal income tax if they meet certain requirements of the Code. REITs offer investors greater liquidity and diversification than direct ownership of real estate, as well as greater income potential than an investment in common stocks. Like any investment in real estate, though, a REIT’s performance depends on several factors, such as ability to find tenants for its properties, to renew leases and to finance property purchases and renovations.
Income, Royalty and Similar Trusts
     The Funds may invest in trusts that earn income from underlying assets, such as oil and gas wells, or from performing services. These are sometimes called income trusts or royalty trusts. Securities of these trusts have risks that are similar to equity security risks and additional risks. When a claim is made against a trust that cannot be paid using its assets, trust investors, including the Funds, may be held liable for any outstanding obligations. Also, if tax rules that currently allow trusts to avoid paying taxes change, then the return from the trust could be negatively affected.
Shares of Other Investment Companies
     The Funds can invest in securities of other investment companies except to the extent prohibited by law or a Fund’s investment restrictions. A Fund’s investments in other investment companies may include ETFs if appropriate investment opportunities arise. ETFs are registered funds that trade on a stock exchange and generally seek to track the performance of a specified securities index. See “Exchange-Traded Funds” above. Like all equity investments, ETFs may go up or down in value. They also may not perform in correlation with a Fund’s principal strategies. A Fund will pay additional fees through its investments in other investment companies.
     The International Opportunities Fund will implement its investment program by investing primarily in shares of the International Value Fund and the Emerging Markets Fund. The International Opportunities Fund relies on Section 12(d)(1)(G) of the 1940

Act and the rules thereunder to invest in shares of other investment companies, such as the International Value Fund and the Emerging Markets Fund. Shareholders of the International Opportunities Fund will bear their proportionate share of the expenses, including advisory fees, if any, of the International Opportunities Fund, and also similar expenses, including advisory fees, of the International Value Fund and the Emerging Markets Fund, which will be borne by the International Opportunities Fund as an investor in those Funds. Thus, an investment in the International Opportunities Fund could be more expensive and achieve lower returns than separate, direct, investments in each of the International Value Fund and the Emerging Markets Fund.
Limited Partnerships
     The Funds can invest in interests in limited partnerships (often referred to as “master limited partnerships”). Limited partnership interests may be less liquid than other forms of equity securities and may not be as widely traded, which may make it difficult for the Fund to sell such interests at the time or price desired.
Corporate Loans
     The Funds can invest in corporate loans. Commercial banks and other financial institutions make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the values of corporate loans are generally less responsive than the values of bonds and notes to shifts in market interest rates. Because the trading market for corporate loans is less developed than the secondary market for bonds and notes, a Fund may experience difficulties from time to time in selling its corporate loans. Borrowers frequently provide collateral to secure repayment of these obligations. Leading financial institutions often act as agents for broader groups of lenders, generally referred to as “syndicates.” A syndicate’s agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If an agent develops financial problems, a Fund may not recover its investment, or there might be a delay in a Fund’s recovery. By investing in a corporate loan, the Fund becomes a member of the syndicate, although it may not be able to control the syndicate’s actions.
Portfolio Turnover
     The International Value Fund’s portfolio turnover rate for the 2010 fiscal year was [xx]% and the rate for the 2009 fiscal year was 47%.
     The Global Value Fund’s portfolio turnover rate for the 2010 fiscal year was [xx]% and the rate for the 2009 fiscal year was 92%.
     The Emerging Markets Fund’s portfolio turnover rate for the 2010 fiscal year was [xx]% and the rate for the 2009 fiscal year was 92%.
     The International Opportunities Fund’s portfolio turnover rate for the 2010 fiscal period from commencement of operations on [December 31, 2009] through September 30, 2010 was [xx]%.
     [The                      Fund’s portfolio turnover was [          ] for the 2010 fiscal year primarily due to [                    ]. Higher portfolio turnover may result in a Fund

incurring higher transaction costs and realizing gains that must be distributed to its shareholders, resulting in higher taxes for them.]
Initial Public Offerings
     The Funds may purchase securities in initial public offerings. These offerings may produce gains that positively affect Fund performance during any given period, but such securities may not be available during other periods, or, even if they are available, may not be available in sufficient quantity to have a meaningful impact on Fund performance. They may also, of course, produce losses.
Temporary Defensive Position
     When adverse market or economic conditions indicate to the Investment Adviser that a temporary defensive strategy is appropriate, each Fund may invest all or part of its assets in short-term investment grade debt obligations of the U.S. government, its agencies and instrumentalities, money market mutual funds, bank certificates of deposit, bankers’ acceptances, high quality commercial paper, demand notes, cash and repurchase agreements. Under such circumstances, a Fund may not achieve its investment objective.
Disclosure of Portfolio Holdings
     Pursuant to applicable law, each Fund publicly discloses its complete portfolio holdings quarterly within 60 days of the end of each calendar quarter. Each Fund discloses a complete list of its holdings in its semi-annual and annual reports, which are distributed to shareholders, and in publicly available quarterly holding reports on Forms N-Q and N-CSR, which are filed with the Commission and available, free of charge, on the Commission’s EDGAR database at www.sec.gov. Each Fund also discloses its top ten holdings by weight (amount of holding divided by net assets) as of the end of each calendar quarter on the Fund’s website, www.causewayfunds.com, and in sales materials.
     Occasionally, certain third parties — including a Fund’s service providers, independent rating and ranking organizations, intermediaries that distribute a Fund’s shares, institutional investors and others — request information about the Fund’s portfolio holdings. The Board of Trustees has approved a policy and procedures for the protection of nonpublic information, which includes a policy and procedures relating to disclosure of the Funds’ portfolio holdings. The Funds’ policy is to disclose portfolio holdings to third parties only where a Fund believes there is a legitimate business purpose for the information and the recipient will not use the information to engage in excessive short-term trading of Fund shares or otherwise trade on the nonpublic information.
     The Funds may provide at any time portfolio holdings information to their service providers, such as the Administrator, Custodian, Investment Adviser, pricing services, independent registered public accountants, legal counsel, and proxy voting services, as well as to state and federal regulators and government agencies, and as otherwise requested by law or judicial process. The Funds and the Investment Adviser provide portfolio holdings information to the following service providers:

Name	Service
The Bank of New York Mellon	Custodian
Charles River Systems, Inc.	Trading and compliance system
Omgeo LLC	Automated trade matching service
Misys International Banking Systems, Inc.	Automated foreign exchange trade matching service
Eagle Investment Systems Corp.	Portfolio accounting system
Electra Securities Transaction and Asset Reconciliation System (STaARS)	Automated reconciliation service
FactSet Research Systems Inc.	Online database system for portfolio analytics
Interactive Data Corporation	Pricing vendor
ISS	Proxy research and record keeping service
SEI Investments Global Funds Services	Fund accountant and Administrator
PricewaterhouseCoopers LLP	Independent registered public accountants
Various broker-dealers	Purchases and sales of securities
     The Funds, through their Administrator, disclose holdings and other related portfolio information to independent rating and ranking organizations on or after the 15th business day after the end of each quarter. The Funds disclose their quarterly portfolio holdings to certain consultants, investment advisory firms, and mutual fund wrap programs which have requested them on or after the 15th business day after quarter-end for due diligence purposes. The Funds disclose their top ten holdings by weight, the five largest performance contributors and detractors, and the five largest purchases and sales to advisers of investors in the Funds, typically by the fifth business day after month-end. The Funds also send quarterly reports to investors who have requested them containing the Funds’ holdings generally by the third week after quarter-end.
     Subject to the policies and procedures approved by the Board of Trustees, the executive officers of a Fund authorize disclosure of the Fund’s portfolio holdings. Neither the Funds nor any service provider to the Funds may receive compensation or other consideration for providing portfolio holdings information.
     In addition to the foregoing, the Investment Adviser has policies and procedures designed to safeguard confidential information, including policies and procedures prohibiting the Investment Adviser’s employees from communicating to third parties any material nonpublic information relating to the Funds’ portfolio holdings. The Investment Adviser’s policies and procedures, in addition to the Funds’ policies and procedures relating to the disclosure of the Funds’ portfolio holdings, are designed to reduce potential conflicts of interest between Fund shareholders and the Investment Adviser.
MANAGEMENT OF THE FUND
     The Trustees oversee the actions of the Investment Adviser and other service providers and decide upon matters of general policy. The Trustees also review the actions of the Trust’s officers, who conduct and supervise the daily business operations of the Trust.
     The Board currently consists of five Trustees. One of the Trustees is an employee of the Investment Adviser. This Trustee is an “interested person” (as defined in

Section 2(a) (19) of the 1940 Act) of the Trust (an “Interested Trustee”). The other Trustees are not interested persons of the Trust (the “Independent Trustees”).

     The Trustees and officers of the Trust are:

				Number of Portfolios in
		Term of Office and Length		the Trust Complex	Other Directorships
Name, Address,	Position(s)	of Time	Principal Occupation(s)	Overseen by	Held by
Age[1]	Held with the Trust	Served[2]	During Past 5 Years	Trustee[3]	Trustee[4]

INDEPENDENT TRUSTEES

John A. G. Gavin Age: 79	Trustee; Chairman of the Board	Trustee since 9/01; Chairman since 10/04	Chairman, Gamma Holdings (international consulting and investment holding company) (since 1968); Senior Counselor, Hicks Transamerica Partners (private equity investment firm) (since 2001).	5	Director, TCW Funds, Inc. and TCW Strategic Income Fund, Inc.; Trustee, Hotchkis and Wiley Funds.

John R. Graham Age: 49	Trustee	Since 10/08	Film Composer (since 2005); Senior Vice President, Corporate Financial Development and Communications, The Walt Disney Company (2004-2005); Senior Vice President, Mergers and Acquisitions, Lehman Brothers Inc. (2000-2004).	5	none

Lawry J. Meister Age: 48	Trustee	Since 10/08	President, Steaven Jones Development Company, Inc. (real estate firm) (since 1995).	5	none

Eric H. Sussman Age: 44	Trustee; Chairman of the Audit Committee	Trustee since 9/01; Audit Chairman since 10/04	Tenured Lecturer, Anderson Graduate School of Management, University of California, Los Angeles (since 1995); President, Amber Capital, Inc. (real estate investment and financial planning firm) (since 1993).	5	Trustee, Presidio Funds (until 2010)

Number of Portfolios in
		Term of Office and Length		the Trust Complex	Other Directorships
Name, Address,	Position(s)	of Time	Principal Occupation(s)	Overseen by	Held by
Age[1]	Held with the Trust	Served[2]	During Past 5 Years	Trustee[3]	Trustee[4]

INTERESTED TRUSTEE[5]
Mark D. Cone Age: 43	Trustee	Since 10/08	Executive Vice President and Chief Marketing Officer of the Investment Adviser (since 2001).	5	none

OFFICERS
Turner Swan 11111 Santa Monica Blvd., Suite 1500, Los Angeles, CA 90025 Age: 49	President and Secretary	Since 8/01	General Counsel and Member of the Investment Adviser (since 2001); Compliance officer of the Investment Adviser (since 2010).	N/A	N/A

Gracie V. Fermelia 11111 Santa Monica Blvd., Suite 1500, Los Angeles, CA 90025 Age: 49	Chief Compliance Officer and Assistant Secretary	CCO (since 7/05); Asst. Sect. (since 8/01)	Chief Compliance Officer of the Investment Adviser (since July 2005); Chief Operating Officer and Member of the Investment Adviser (since 2001).	N/A	N/A

Michael Lawson[6] One Freedom Valley Drive Oaks, PA 19456 Age: 49	Treasurer	Since 7/05	Director of the Administrator’s Fund Accounting department (since July 2005); Manager in the Administrator’s Fund Accounting department (November 1998 - July 2005).	N/A	N/A

Joseph Gallo[6] One Freedom Valley Drive Oaks, PA 19456 Age: 37	Vice President and Assistant Secretary	Since 7/08	Corporate Counsel of the Administrator (since 2007); Associate Counsel, ICMA Retirement Corporation (2004-2007).	N/A	N/A

Carolyn Mead[6] One Freedom Valley Drive Oaks, PA 19456 Age: 54	Vice President and Assistant Secretary	Since 7/08	Corporate Counsel of the Administrator (since 2007); Associate Counsel, Stradley, Ronan, Stevens & Young LLP (2004-2007).	N/A	N/A

Bernadette Sparling [6] One Freedom Valley Drive Oaks, PA 19456 Age: 33	Vice President and Assistant Secretary	Since 7/08	Corporate Counsel of the Administrator (since 2005); Associate Counsel, Blank Rome LLP (2001-2005).	N/A	N/A

[1]	Each Trustee may be contacted by writing to the Trustee c/o Causeway Capital Management Trust, One Freedom Valley Drive, Oaks, PA 19456.

[2]	Each Trustee holds office during the lifetime of the Trust until his or her sooner resignation, retirement, removal, death or incapacity in accordance with the Trust’s Declaration of Trust. The president, treasurer and secretary each holds office at the pleasure of the Board of Trustees or until he or she sooner resigns in accordance with the Trust’s Bylaws.

[3]	The “Trust Complex” consists of all registered investment companies for which the Investment Adviser serves as investment adviser. As of the date hereof, the Trust Complex consists of one investment company with five portfolios —International Value Fund, Global Value Fund, Emerging Markets Fund, International Opportunities Fund, and Global Absolute Return Fund.

[4]	Directorships of companies required to report to the Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

[5]	Mr. Cone is an “interested person” of the Trust as defined in the 1940 Act since he is an employee of the Investment Adviser.

[6]	These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.
The following provides information in addition to that set forth in the table above regarding relevant qualifications, experience, attributes or skills of each Trustee.
Hon. John A. G. Gavin: Mr. Gavin has been a Trustee since the inception of the Trust in October 2001, and Chairman of the Board since 2004. Mr. Gavin has extensive international and investment management industry experience, including holding senior positions at private equity investment firms and operating an investment holding company for over 40 years. Mr. Gavin also served as the U.S. Ambassador to Mexico (1981 — 1986). He is currently a Director or Trustee of other U.S. registered mutual funds and has previously served on the boards of directors of public companies.
John R. Graham: Mr. Graham joined the Board in 2008 and has 20 years of experience in the financial services and investment banking industries, including holding senior positions at a large public company and with investment banking firms. He was previously a financial consultant, where he specialized in valuation, merger advice, value-based management, and other finance-related work. Mr. Graham holds an MBA.

Lawry J. Meister: Ms. Meister joined the Board in 2008 and has extensive experience in the investment banking, management consulting, and commercial real estate industries. Since 1995, she has been President of a development company specializing in the management of commercial real estate primarily in Southern California. Other experience includes positions in marketing, as a business analyst and as a financial analyst. Ms. Meister holds an MA and MBA.
Eric H. Sussman: Mr. Sussman has been a Trustee since the inception of the Trust in October 2001, and Chairman of the Audit Committee since 2004. Since 1995, Mr. Sussman has been a Lecturer at the University of California, Los Angeles, Anderson Graduate School of Management, where he has taught accounting, financial reporting, finance, and real estate investment and finance. He also has over 17 years of experience as President or Managing Member of a real estate development and management company. Mr. Sussman holds an MBA, and is a Certified Public Accountant. Mr. Sussman was an independent Trustee and Chairman of the Board of a U.S. value equity mutual fund that closed in 2010, and is a member of the Advisory Board of a hedge fund.
Mark D. Cone: Mr. Cone has 20 years of experience in the investment management industry. Since June 2001, Mr. Cone has been Executive Vice President and Chief Marketing Officer of the Investment Adviser, where he is responsible for all sales and marketing functions and serves on the firm’s executive Operating Committee. His earlier experience includes serving as Managing Director of a large fund manager, where he led third-party distribution in the U.S., Canada, and Latin America, serving as Director of Marketing and Client Development of an investment advisory firm for institutions and mutual funds, and serving as Regional Director of a fund manager where he was responsible for marketing mutual funds to various distribution channels. Mr. Cone holds FINRA Series 7, 24 and 63 licenses.
The Board believes that each Trustee on an individual basis and in combination with the other Trustees is qualified to serve on the Board. Among other things, the Board considered each Trustee’s experience, qualifications, attributes and skills, as well as the actual service and commitment of each Trustee during his tenure on the Board. Notwithstanding the accomplishments noted above, none of the Independent Trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the Fund’s registration statement.
Board Structure
     An Independent Trustee serves as Chairman of the Board. The Independent Chairman’s responsibilities include presiding at all meetings of the Board and all meetings of the Independent Trustees, approving Board meeting schedules and agendas, and serving as a liaison among the other Trustees, and with Trust officers and management personnel.

     The Board holds four regularly scheduled in-person meetings each year. The Board holds special meetings as needed, either in person or by telephone, to address matters arising between regular meetings. The Independent Trustees meet separately at each regularly scheduled meeting of the Board without management present.
     The Board conducts a self-assessment on an annual basis, and considers whether the structure of the Board and its Committees are appropriate under the circumstances. As part of this self-assessment, the Board considers several factors, including the number of funds overseen by the Board.
     The Board sets broad policies for the Trust and appoints Trust officers. The Board oversees the performance of the Investment Adviser and the Trust’s other service providers. As part of its oversight function, the Board monitors the Investment Adviser’s risk management activities, including, as applicable, its management of investment, compliance and operational risks, through the receipt of periodic reports and presentations. The Board relies on Trust officers, advisory personnel and service providers to manage applicable risks and report exceptions to the Board to enable it to exercise its oversight responsibility. To this end, the Board receives reports from such parties at least quarterly, including, but not limited to, reports on risk, investment and/or performance, portfolio composition and characteristics, marketing, shareholder service fees, and valuation. Similarly, the Board receives quarterly reports from the Trust’s chief compliance officer (“CCO”), including, but not limited to, reports on various aspects of the Trust’s compliance program, and the Independent Trustees have an opportunity to meet separately each quarter with the CCO. The CCO typically provides the Board with updates regarding the Trust’s compliance policies and procedures, including any enhancements, and provides a written report discussing the Trust’s compliance program at least annually. The Board expects all parties, including, but not limited to, the Investment Adviser, service providers and the CCO, to inform the Board on an intra-quarter basis if a material issue arises that requires the Board’s oversight.
     The Board generally exercises its oversight as a whole, but has delegated certain oversight functions to an Audit Committee and a Nominating Committee. The functions of these Committees are discussed below.
     The Board has an Audit Committee and a Nominating Committee. Both are comprised of all of the Trustees of the Trust who are Independent Trustees. The Audit Committee operates under a written charter and its purposes are: (i) to oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (ii) to oversee the quality and integrity of the Trust’s financial statements and the independent audit thereof; (iii) to oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) to approve the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (v) to act as liaison between the Trust’s independent auditors and the full Board.

     The purpose of the Nominating Committee is to nominate persons to serve as Independent Trustees. Meetings of the Nominating Committee are called on an “as needed” basis, and held as often as deemed appropriate by the Nominating Committee. The Nominating Committee operates under a written charter and it may consider candidates suggested by, among others, members of the Board who are interested persons of the Trust and the Investment Adviser. According to the Trust’s Bylaws, any shareholder of the Trust may submit names of individuals to be considered by the Nominating Committee or the Board of Trustees, as applicable, provided, however, (i) that such person was a shareholder of record at the time of submission of such names and is entitled to vote at the applicable shareholder meeting, and (ii) that the Nominating Committee or the Board of Trustees, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended September 30, 2010, the Audit Committee held three meetings and the Nominating Committee held no meetings.
     During the fiscal year ended September 30, 2010, fees paid to the Independent Trustees for their services as Trustees aggregated [$270,000]. The Trust does not pay salaries to any of its officers or fees to any of its Trustees affiliated with the Investment Adviser. The following table sets forth information concerning fees paid to, and retirement benefits accrued for, Independent Trustees during the fiscal year ended September 30, 2010:

Pension or
	Aggregate	Retirement		Total Compensation
	Compensation	Benefits Accrued	Estimated Annual	from Fund
Name of	from the	as Part of Fund	Benefits Upon	Complex* Paid to
Trustee	Funds	Expenses	Retirement	Trustees
John A. G. Gavin	[$67,500]	None	None	[$67,500]
John R. Graham	[$67,500]	None	None	[$67,500]
Lawry J. Meister	[$67,500]	None	None	[$67,500]
Eric H. Sussman	[$67,500]	None	None	[$67,500]

*	As of the date hereof, the “Fund Complex” consists of one investment company with five portfolios —International Value Fund, Global Value Fund, Emerging Markets Fund, International Opportunities Fund, and Global Absolute Return Fund. The Global Absolute Return Fund had not commenced operations as of September 30, 2010.
     The following table discloses the dollar range of equity securities beneficially owned by each Trustee (i) in the Funds and (ii) on an aggregate basis in any registered investment companies overseen by the Trustee within the same family of investment companies as the Trust as of December [15], 2010:

	Dollar Range of		Dollar Range of	Dollar Range of	Aggregate Dollar Range of Equity
	Equity	Dollar Range of	Equity	Equity	Securities in All Registered
	Securities in the	Equity	Securities in the	Securities in the	Investment Companies Overseen by
	International	Securities in the	Emerging	International	Trustee in Family of Investment
Name of Trustee	Value Fund	Global Value Fund	Markets Fund	Opportunities Fund	Companies*

Mark D. Cone	[ ]	[ ]	[ ]	[ ]	[ ]
John A. G. Gavin	[ ]	[ ]	[ ]	[ ]	[ ]

	Dollar Range of		Dollar Range of	Dollar Range of	Aggregate Dollar Range of Equity
	Equity	Dollar Range of	Equity	Equity	Securities in All Registered
	Securities in the	Equity	Securities in the	Securities in the	Investment Companies Overseen by
	International	Securities in the	Emerging	International	Trustee in Family of Investment
Name of Trustee	Value Fund	Global Value Fund	Markets Fund	Opportunities Fund	Companies*

John R. Graham	[ ]	[ ]	[ ]	[ ]	[ ]
Lawry J. Meister	[ ]	[ ]	[ ]	[ ]	[ ]
Eric H. Sussman	[ ]	[ ]	[ ]	[ ]	[ ]

*	As of the date hereof, the Trust’s Family of Investment Companies consists of one investment company with five portfolios —International Value Fund, Global Value Fund, Emerging Markets Fund, International Opportunities Fund, and Global Absolute Return Fund. Because the Global Absolute Return Fund had not commenced operations as of December [15], 2010, it does not appear in the table above.
     As of December [15], 2010, none of the Independent Trustees or their immediate family members beneficially owned any securities in any investment adviser or principal underwriter of the Trust, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust.
     The Trustees receive fees and are reimbursed for expenses for each meeting of the Board of Trustees attended. No employee, officer or stockholder of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”) receives any compensation directly from the Trust for serving as an officer. The Administrator and/or the Distributor receive administration, fund accounting and fund servicing fees from the Fund. See “Advisory Arrangements,” “Administration Arrangements” and “Distribution Arrangements” below.
     The following table lists the officers of the Trust who hold positions with affiliated persons or the principal underwriter of the Trust:

Name	Position Held with Affiliated Person or Principal Underwriter
Turner Swan	General Counsel, Compliance Officer, Secretary and Member of the Investment Adviser
Gracie V. Fermelia	Chief Operating Officer, Chief Compliance Officer and Member of the Investment Adviser
Advisory Arrangements
     Investment Advisory Services and Fee. The Trust, on behalf of each Fund, has entered into an investment advisory agreement (the “Advisory Agreements”) with the Investment Adviser. Subject to the supervision of the Trustees, the Investment Adviser is responsible for the actual management of the Funds and continuously reviews the Funds’ holdings in light of its own research analysis and that from other relevant sources. The Investment Adviser is responsible for making decisions to buy, sell or hold particular securities. The Investment Adviser provides all office space, facilities, equipment and necessary personnel for management of the Funds.
     The Investment Adviser receives for its services to the International Value Fund a monthly fee at an annual rate of 0.80% of the International Value Fund’s average daily net assets. For purposes of this calculation, average daily net assets is determined at the end of each month based on the average of the net assets of the International Value Fund for each day during the month. Pursuant to an expense limit agreement, dated October 1, 2010, the Investment Adviser has agreed to limit the International Value Fund’s annual operating expenses (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the International Value Fund invests, and extraordinary expenses) to 1.05% of the average daily net assets of each of the Institutional Class and Investor Class shares until January 31, 2012. For the fiscal year ended September 30, 2010, the International Value Fund paid the Investment Adviser an advisory fee of $[          ]; for the fiscal year ended September 30, 2009, the International Value Fund paid the Investment Adviser an advisory fee of $13,676,774; for the fiscal year ended September 30, 2008, the International Value Fund paid the Investment Adviser an advisory fee of $30,475,637. No fees were waived during these years.
     The Investment Adviser receives for its services to the Global Value Fund a monthly fee at an annual rate of 0.85% of the Global Value Fund’s average daily net assets. For purposes of this calculation, average daily net assets is determined at the end of each month based on the average of the net assets of the Global Value Fund for each day during the month. Pursuant to an expense limit agreement, dated January 30, 2011, the Investment Adviser has agreed to limit the Global Value Fund’s annual operating expenses (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Global Value Fund invests, and extraordinary expenses) to 1.10% of the average daily net assets of each of the Institutional Class and Investor Class shares until January 31, 2012. For the fiscal year ended September 30, 2010, the Global Value Fund paid the Investment Adviser an advisory fee of $[          ], [all of which was waived]; for the fiscal year ended September 30, 2009, the Global Value Fund paid the Investment Adviser an advisory fee of $24,976, all of which was waived; for the fiscal period ended September 30, 2008, the Global Value Fund paid the Investment Adviser an advisory fee of $18,057, all of which was waived.
     The Investment Adviser receives for its services to the Emerging Markets Fund a monthly fee at an annual rate of 1.00% of the Emerging Markets Fund’s average daily net assets. For purposes of this calculation, average daily net assets is determined at the end of each month based on the average of the net assets of the Emerging Markets Fund for each day during the month. Pursuant to an expense limit agreement, dated October 1, 2010, the Investment Adviser has agreed to limit the Emerging Markets Fund’s annual operating expenses (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Emerging Markets Fund invests, and extraordinary expenses) to 1.35% of the average daily net assets of each of the Institutional Class and Investor Class shares until January 31, 2012. For the fiscal year ended September 30, 2010, the Emerging Markets Fund paid the Investment Adviser an advisory fee of $[          ], of which $[          ] was waived; for the fiscal year ended September 30, 2009, the Emerging Markets Fund paid the Investment Adviser an advisory fee of $260,600, of which 137,761 was waived; for the fiscal year ended September 30, 2008, the Emerging Markets Fund paid the Investment Adviser an advisory fee of $334,263, of which $69,748 was waived.

     The Investment Adviser does not receive advisory fees for its services to the International Opportunities Fund. The International Opportunities Fund invests primarily in the International Value Fund and the Emerging Markets Fund, which separately pay advisory fees to the Investment Adviser. Pursuant to an expense limit agreement, dated October 1, 2010, the Investment Adviser agreed to limit the International Opportunities Fund’s annual operating expenses (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the International Opportunities Fund invests, and extraordinary expenses) to 0.11% of the average daily net assets of each of the Institutional Class and Investor Class shares until January 31, 2012.
     Payment of Fund Expenses. The Advisory Agreements obligate the Investment Adviser to provide investment advisory services and to pay for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Funds. The Investment Adviser is also obligated to pay the fees of all officers and Trustees who are affiliated persons of the Investment Adviser. In addition, the Investment Adviser paid expenses associated with the organization of the Global Value Fund, the Emerging Markets Fund and the International Opportunities Fund. Each Fund pays, or causes to be paid, all other expenses incurred in its operations, including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports and copies of the Registration Statement, charges of the custodian, any sub-custodian, the transfer agent and any sub-transfer agent, expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under Federal, state or non-U.S. laws, fees and actual out-of-pocket expenses of Independent Trustees, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Fund.
     Organization of the Investment Adviser. The Investment Adviser is a Delaware limited liability company. Sarah H. Ketterer and Harry W. Hartford, chief executive officer and president of the Investment Adviser, respectively, control the Investment Adviser through their executive offices and their voting control of the Investment Adviser.
     Duration and Termination. Unless earlier terminated as described below, each Advisory Agreement will remain in effect through September 20, 2011 and from year to year thereafter if approved annually (a) by the Board of Trustees of the Trust or by a majority of the outstanding shares of the Fund and (b) by a majority of the Trustees of the Trust who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of any such party. Each Advisory Agreement is not assignable and will automatically terminate in the event of its assignment. In addition, such contract may be terminated with respect to a Fund by the vote of a majority of the outstanding voting securities of the relevant Fund or by the Investment Adviser without penalty on 60 days’ written notice to the other party.
     Limitation of Liability. The Advisory Agreement provides that the Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by any Fund, the Trust or any of its shareholders, in connection with the matters to which the Advisory Agreement relates, except to the extent that such a loss results from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Advisory Agreement.
Portfolio Managers
Other Accounts Managed
     The following table discloses information concerning other accounts managed by the International Value Fund’s, the Global Value Fund’s and six of the International Opportunities Fund’s portfolio managers as of September 30, 2010:

	Number of Other Accounts Managed			Number of Accounts and Assets for Which Advisory Fee is
	and Assets by Account Type			Performance-Based
	Registered	Other Pooled		Registered	Other Pooled
Name of	Investment	Investment		Investment	Investment
Portfolio Manager	Companies	Vehicles	Other accounts	Companies	Vehicles	Other accounts
Sarah H. Ketterer	[ ]	[ ]	[ ]	0	0	[ ]
Harry W. Hartford	[ ]	[ ]	[ ]	0	0	[ ]
James A. Doyle	[ ]	[ ]	[ ]	0	0	[ ]
Jonathan P. Eng	[ ]	[ ]	[ ]	0	0	[ ]
Kevin Durkin	[ ]	[ ]	[ ]	0	0	[ ]
Conor Muldoon	[ ]	[ ]	[ ]	0	0	[ ]
     These portfolio managers also manage their own personal accounts and other accounts, including corporations, pension plans, public retirement plans, Taft-Hartley pension plans, endowments and foundations, mutual funds, charities, private trusts, wrap fee programs, and other institutions (collectively, “Other Accounts”). In managing the Other Accounts, the portfolio managers employ investment strategies similar to that used in managing the International Value Fund, the Global Value Fund and the International Opportunities Fund, subject to certain variations in investment restrictions. The portfolio managers purchase and sell securities for the International Value Fund, the Global Value Fund and the International Opportunities Fund that they also recommend to Other Accounts. The portfolio managers at times give advice or take action with respect to certain accounts that differs from the advice given other accounts with similar investment strategies. Certain of the Other Accounts may pay higher or lower management fee rates than the International Value Fund, the Global Value Fund or the International Opportunities Fund or pay performance-based fees to the Investment Adviser. All of the portfolio managers have personal investments in one or more of the Funds. Ms. Ketterer and Mr. Hartford hold a controlling voting interest in the Investment Adviser’s equity and Messrs. Doyle, Eng, Durkin, and Muldoon have minority interests in the Investment Adviser’s equity.
     The following table discloses information concerning other accounts managed by the Emerging Markets Fund’s and two of the International Opportunities Fund’s portfolio managers as of September 30, 2010:

	Number of Other Accounts Managed			Number of Accounts and Assets for Which Advisory Fee is
	and Assets by Account Type			Performance-Based
	Registered	Other Pooled		Registered	Other Pooled
Name of	Investment	Investment		Investment	Investment
Portfolio Manager	Companies	Vehicles	Other accounts	Companies	Vehicles	Other accounts
Arjun Jayaraman	[ ]	[ ]	[ ]	0	0	[ ]
MacDuff Kuhnert	[ ]	[ ]	[ ]	0	0	[ ]
     These portfolio managers also manage their own personal accounts and Other Accounts. In managing Other Accounts, the portfolio managers employ investment strategies similar to that used in managing the Emerging Markets Fund and the International Opportunities Fund, subject to certain variations in investment restrictions, and also manage a portion of Global Absolute Return Fund, which takes short positions in global securities using swap agreements. The portfolio managers purchase and sell securities for the Emerging Markets Fund and the International Opportunities Fund that they also recommend to Other Accounts. The portfolio managers at times give advice or take action with respect to certain accounts that differs from the advice given other accounts with similar investment strategies. Certain of the Other Accounts may pay higher or lower management fee rates than the Emerging Markets Fund or the International Opportunities Fund or pay performance-based fees to the Investment Adviser. All of the portfolio managers of the Emerging Markets Fund have personal investments in the Emerging Markets Fund. Messrs. Jayaraman and Kuhnert have minority interests in the Investment Adviser’s equity.
     Actual or potential conflicts of interest arise from the Funds’ portfolio managers’ management responsibilities with respect to the Other Accounts and their own personal accounts. These responsibilities may cause portfolio managers to devote unequal time and attention across client accounts and the differing fees, incentives and relationships with the various accounts provide incentives to favor certain accounts. The Investment Adviser has written compliance policies and procedures designed to mitigate or manage these conflicts of interest. These include policies and procedures to seek fair and equitable allocation of investment opportunities (including IPOs) and trade allocations among all client accounts and policies and procedures concerning the disclosure and use of portfolio transaction information. The Investment Adviser has a policy that it will not enter into a short position in a security on behalf of any Fund or other client account if, at the time of entering into the short position, a Fund or any other client account managed by the Investment Adviser holds a long position in a security of the issuer. The Investment Adviser also has a Code of Ethics which, among other things, limits personal trading by portfolio managers and other employees of the Investment Adviser. There is no guarantee that any such policies or procedures will cover every situation in which a conflict of interest arises.
Compensation
     Ms. Ketterer and Mr. Hartford, the chief executive officer and president of the Investment Adviser, respectively, receive annual salary and are entitled, as controlling owners of the firm, to distributions of the firm’s profits based on their ownership interests. They do not receive incentive compensation. Messrs. Doyle, Eng, Durkin, Muldoon, Jayaraman, and Kuhnert receive salary, incentive compensation and distributions of firm profits based on their minority ownership interests. Salary and incentive compensation are determined by the firm’s Operating Committee, led by Ms. Ketterer and Mr. Hartford, weighing a variety of objective and subjective factors. No specific formula is used and salary and incentive compensation are not based on the specific performance of a Fund or any single client account managed by the Investment Adviser. The following factors are among those considered in determining incentive compensation: individual research contribution, portfolio management contribution, group research contribution and client service contribution.
Ownership of Securities
     The following table discloses the dollar range of equity securities beneficially owned by each portfolio manager in the International Value Fund as of September 30, 2010:

Name of Portfolio	Dollar Range of Equity
Manager	Securities in the International Value Fund

Sarah H. Ketterer	[Over $1,000,000]
Harry W. Hartford	[Over $1,000,000]
James A. Doyle	[$100,001 - $500,000]
Jonathan P. Eng	[$100,001 - $500,000]
Kevin Durkin	[$50,001-$100,000]
Conor Muldoon	[ ]
     The following table discloses the dollar range of equity securities beneficially owned by each portfolio manager in the Global Value Fund as of September 30, 2010:

Name of Portfolio	Dollar Range of Equity
Manager	Securities in the Global Value Fund

Sarah H. Ketterer	[Over $1,000,000]
Harry W. Hartford	[$100,001 - $500,000]
James A. Doyle	[$100,001 - $500,000]
Jonathan P. Eng	[$100,001 - $500,000]
Kevin Durkin	[$10,001-$50,000]
Conor Muldoon	[ ]
     The following table discloses the dollar range of equity securities beneficially owned by each portfolio manager in the Emerging Markets Fund as of September 30, 2010:

Name of Portfolio	Dollar Range of Equity
Manager	Securities in the Emerging Markets Fund

Arjun Jayaraman	[$100,001 - $500,000]
MacDuff Kuhnert	[$50,001 - $100,000]
     The following table discloses the dollar range of equity securities beneficially owned by each portfolio manager in the International Opportunities Fund as of September 30, 2010:

Name of Portfolio	Dollar Range of Equity
Manager	Securities in the International Opportunities Fund

Sarah H. Ketterer	[ ]
Harry W. Hartford	[ ]
James A. Doyle	[ ]
Jonathan P. Eng	[ ]
Kevin Durkin	[ ]
Conor Muldoon	[ ]
Arjun Jayaraman	[ ]
MacDuff Kuhnert	[ ]
Administration Arrangements
     The Administrator is a Delaware statutory trust and has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company (“SEI Investments”), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: [The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, CNI Charter Funds, FaithShares Trust, Global X Funds, Optique Funds, Oak Associates Funds, Schroder Series Trust, Schroder Capital Funds, Schroder Advisors Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Alpha Strategy Portfolios, LP, SEI Opportunity Fund, SEI Structured Credit, SEI Tax Exempt Trust, Turner Funds, Chartwell Dividend and Income Fund, Forward Funds (Accessor Series), Wilshire Mutual Funds, Wilshire Variable Insurance Trust, The Community Reinvestment Act Qualified Investment Fund, and The Arbitrage Funds.]
     The Trust and the Administrator have entered into an administration agreement (the “Administration Agreement”). Under the Administration Agreement, as amended, the Administrator provides the Trust with administrative services, including portfolio accounting, regulatory reporting and all necessary office space, equipment, personnel and facilities for such services. For these administrative services, the Trust pays the Administrator the following annual fees, calculated based on the aggregate average daily net assets of the Trust: 0.06% of the assets up to but not exceeding $1 billion; 0.05% of the assets exceeding $1 billion but not exceeding $2 billion; 0.04% of the assets exceeding $2 billion but not exceeding $3 billion; 0.03% of the assets exceeding $3 billion but not exceeding $4 billion; and 0.02% of the assets exceeding $4 billion. The Administrator’s fee is subject to a minimum annual fee of $165,000 for the first portfolio. Beginning January 1, 2011, each additional Fund is subject to a minimum annual fee as follows: $30,000 for Emerging Markets Fund; $20,000 for Global Value Fund; and $10,000 for International Opportunities Fund. In addition, if a Fund has three or more classes, that Fund is subject to an additional minimum fee of $20,000 per additional share class (over two). The Administrator’s fee is charged to each Fund in proportion to such Fund’s net assets. For the fiscal years ended September 30, 2010, 2009, and 2008, the

International Value Fund paid the Administrator administration fees of [$      ], $953,762, and $1,724,676, respectively. For the fiscal years or period ended September 30, 2010, 2009, and 2008, the Global Value Fund paid the Administrator administration fees of [$      ], $1,639, and $1,018, respectively. For the fiscal years ended September 30, 2010, 2009, and 2008, the Emerging Markets Fund paid the Administrator administration fees of [$      ], $14,536, and $15,329, respectively. For the fiscal period ended September 30, 2010, the International Opportunities Fund paid the Administrator administration fees of [$      ]. Because the International Opportunities Fund commenced operations during the 2010 fiscal year, it did not pay any administration fees to the Administrator during prior fiscal years.
     The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in carrying out its duties under the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement remains in effect through October 31, 2012 and, thereafter, for successive periods of one year unless terminated by either party on not less than 90 days’ prior written notice to the other party.
Distribution Arrangements
     The Distributor, a wholly owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement (the “Distribution Agreement”). The Distributor does not receive compensation from the Funds for distribution of shares of the Funds. Pursuant to an agreement between the Investment Adviser and the Distributor, the Investment Adviser pays out of its own resources for all distribution services provided to the Funds under the Distribution Agreement.
     Unless earlier terminated as described below, the Distribution Agreement for each Fund will remain in effect through September 20, 2011 and from year to year thereafter if approved annually (a) by the Board of Trustees of the Trust or by a majority of the outstanding shares of the Fund and (b) by a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any such party. The Distribution Agreement may be terminated with respect to any of the Funds by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Fund upon not more than 60 days’ written notice by either party, or upon assignment by the Distributor.
Shareholder Service Arrangements
     The Trust has adopted a Shareholder Service Plan and Agreement for the Investor Class shares of each Fund (the “Service Plan”) pursuant to which the Distributor is authorized to pay compensation to financial institutions (each a “Service Provider”) that agree to provide certain shareholder support services for their customers or account holders who are the beneficial or record owners of shares of the Fund. In consideration for such services, a Service Provider is compensated by the Fund whose shareholders it services (through the Distributor) at a maximum annual rate of up to 0.25% of the average daily net asset value of shares of the Fund serviced by the Service Provider.

     For each of the Funds, the Distributor may enter into a Shareholder Service Provider Agreement with a Service Provider pursuant to which the Service Provider agrees to provide certain shareholder support services to its customers who own shares of a Fund. Such shareholder support services may include, but are not limited to, (i) maintaining shareholder accounts; (ii) providing information periodically to shareholders showing their positions in shares; (iii) arranging for bank wires; (iv) responding to shareholder inquiries relating to the services performed by the Service Provider; (v) responding to inquiries from shareholders concerning their investments in shares; (vi) forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, other distribution and tax notices) to shareholders; (vii) processing purchase, exchange and redemption requests from shareholders and placing such orders with the Fund or its service providers; (viii) assisting shareholders in changing dividend options, account designations, and addresses; (ix) providing subaccounting with respect to shares beneficially owned by shareholders; (x) processing dividend payments from the Fund on behalf of shareholders; and (xi) providing such other similar services as the Fund may reasonably request to the extent that the Service Provider is permitted to do so under applicable laws or regulations.
     The Investment Adviser makes payments out of its own resources to certain financial institutions for providing services intended to result in the sale of Fund shares or for shareholder service activities. These payments by the Investment Adviser may include one or more of the following types of payments: one-time account establishment fees, annual per account fees, and annual asset-based charges of up to 0.15% of the average daily net asset value of shares of the Fund serviced by the financial institutions. These payments may create a conflict of interest by influencing the broker or financial intermediary to recommend a Fund over another investment.
     The following financial institutions are parties to agreements entitling them to receive payments from the Distributor under the Service Plan and/or the Investment Adviser from its own resources, as indicated:

Service Provider	Payments Received From
ACS HR Solutions	Distributor and Investment Adviser
Charles Schwab & Co., Inc.	Distributor and Investment Adviser
Circle Trust Company	Distributor
Citigroup Global Markets Inc.	Distributor and Investment Adviser
CitiStreet Equities LLC	Distributor and Investment Adviser
E*Trade Clearing LLC	Distributor
Fidelity Brokerage Services LLC / National Financial Services LLC	Distributor and Investment Adviser

Service Provider	Payments Received From
Fidelity Investments Institutional Services Company, Inc.	Distributor and Investment Adviser
Great-West Retirement Services/GWFS Equities, Inc.	Distributor
JPMorgan Chase Bank, N.A.	Investment Adviser
J.P. Morgan Retirement Plan Services, LLC	Distributor and Investment Adviser
Mercer HR Services, LLC	Distributor and Investment Adviser
Merrill Lynch	Distributor and Investment Adviser
MetLife Securities, Inc. / FASCorp	Distributor and Investment Adviser
Mid-Atlantic Capital Corp	Distributor
Morgan Stanley Smith Barney LLC	Distributor and Investment Adviser
MSCS Financial Services, L.L.C.	Distributor
Oppenheimer & Co. Inc.	Distributor
Pershing LLC	Investment Adviser
Prudential Investment Management Services LLC /Prudential Investments LLC	Investment Adviser
RBC Capital Markets Corporation	Investment Adviser
SunGard Institutional Brokerage, Inc.	Distributor
TD Ameritrade, Inc.	Distributor and Investment Adviser
TD Ameritrade Trust Company	Distributor and Investment Adviser
United of Omaha Life Insurance Company and Companion Life Insurance Company	Distributor
The Vanguard Group, Inc.	Distributor
Wells Fargo Bank, N.A.	Distributor and Investment Adviser
Wilmington Trust Company	Distributor and Investment Adviser
Code of Ethics
     The Board of Trustees of the Trust has approved a Code of Ethics under Rule 17j-1 of the 1940 Act that covers the Trust and the Investment Adviser (the “Code of Ethics”). The Code of Ethics significantly restricts the personal investing activities of the officers, Trustees and employees of the Investment Adviser with access to investment information (“access persons”) and, as described below, imposes additional restrictions on the Funds’ investment personnel.
     The Code of Ethics requires that access persons who are employees of the Investment Adviser preclear personal securities investments, with limited exceptions, such as mutual funds (excluding funds advised by the Investment Adviser), high-quality short-term securities, direct obligations of the U.S. government, and municipal securities. The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. No access person may purchase or sell any security that at the time is being purchased or sold, or to the knowledge of the access person is being considered for purchase or sale, by a Fund. Further, access persons are restricted from investing in securities which a Fund is trading, and are prohibited from profiting on short-term trading in securities. All employees are prohibited from trading in a security while in possession of material nonpublic information and from engaging in transactions intended to manipulate the market.
     The Board of Trustees of the Trust has also approved a separate Code of Ethics under Section 406 of the Sarbanes-Oxley Act applicable to the Trust’s president and treasurer. This Code of Ethics addresses conflicts of interest, disclosure and compliance, and reporting and accountability for principal executives and senior financial officers.
Proxy Voting Policies and Procedures
     The Investment Adviser votes the proxies of companies owned by the Funds. The Investment Adviser votes proxies solely in the best interests of a Fund and its shareholders in accordance with its Proxy Voting Policies and Procedures. The Investment Adviser votes consistent with the following principles: (i) increasing shareholder value; (ii) maintaining or increasing shareholder influence over the board of directors and management; (iii) establishing and enhancing a strong and independent board of directors; (iv) maintaining or increasing the rights of shareholders; and (v) aligning the interests of management and employees with those of shareholders with a view toward the reasonableness of executive compensation and shareholder dilution. The Investment Adviser recognizes that a company’s management is charged with day-to-day operations and, therefore, generally votes on routine business matters in favor of management’s positions. Under its guidelines, the Investment Adviser generally votes for distributions of income, appointment of auditors, director compensation (unless excessive), management’s slate of director nominees (except nominees with poor attendance or who have not acted in the best interests of shareholders), financial results/director and auditor reports, share repurchase plans, and changing corporate names and other similar matters. The Investment Adviser generally votes with management on social issues because it believes management is responsible for handling them. The Investment Adviser generally opposes cumulative voting and votes against anti-takeover mechanisms and attempts to classify boards of directors. The Investment Adviser votes other matters — including equity-based compensation plans — on a case-by-case basis.
     If the International Opportunities Fund receives proxies from the International Value Fund or the Emerging Markets Fund, as a shareholder of such Funds, the

Investment Adviser intends to vote such proxies in proportion to the vote of all other shareholders of such Funds.
     The Investment Adviser’s interests may conflict with the interests of a Fund on certain proxy votes where the Investment Adviser might have a significant business or personal relationship with the company or its officers. The Investment Adviser’s chief operating officer in consultation with the general counsel decides if a vote involves a material conflict of interest. If so, the Investment Adviser will either (i) obtain instructions or consent from the Trustees on voting, (ii) vote in accordance with a “for” or “against” or “with management” guideline if one applies, or (iii) if no such guideline applies, follow the recommendation of a third party proxy voting consultant unaffiliated with the Investment Adviser, such as ISS.
     Non-U.S. proxies (and particularly those in emerging markets) may involve a number of problems that restrict or prevent the Investment Adviser’s ability to vote. As a result, a Fund’s non-U.S. proxies will be voted on a best efforts basis only. In addition, the Investment Adviser will not vote proxies (U.S. or non-U.S.) if it does not receive adequate information from the Fund’s custodian in sufficient time to cast the vote. This is only a summary of the Investment Adviser’s Proxy Voting Policies and Procedures.
     Information regarding how the Funds voted proxies of companies owned by the Funds during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-866-947-7000 and (2) on the Commission’s website at http://www.sec.gov.
PURCHASE AND REDEMPTION OF SHARES
     Reference is made to “Investing in the Funds — How to Purchase, Sell and Exchange Fund Shares” in the Prospectus for certain information as to the purchase of Funds’ shares.
     Each Fund issues two classes of shares: Investor Class and Institutional Class. Each Investor Class and Institutional Class share of a Fund represents an identical interest in the investment portfolio of that Fund, and has the same rights, except that Investor Class shares bear the expenses of ongoing shareholder service fees. The shareholder service fees that are imposed on Investor Class shares are imposed directly against Investor Class shares and not against all assets of the particular Fund, and, accordingly such charges do not affect the net asset value of Institutional Class shares. Dividends paid by a Fund for each class of shares are calculated in the same manner at the same time and differ only to the extent that shareholder service fees in relation to Investor Class shares are borne exclusively by that class.
     Each Fund offers its shares at a public offering price equal to the next determined net asset value per share (“NAV”). The applicable offering price for purchase orders is based upon the NAV of a Fund next determined after receipt of the purchase or redemption order by DST Systems Inc., P.O. Box 219085, Kansas City, Missouri 64121-7159 (the “Transfer Agent”) or an authorized financial intermediary. Purchases and redemptions may be made through the Transfer Agent on days when the New York Stock Exchange (“NYSE”) is open for business. Currently, the weekdays on which the Funds are closed for business are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’

Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of the Funds are offered on a continuous basis.
     The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the Commission by rule or regulation) as a result of which disposal or valuation of a Fund’s securities is not reasonably practicable, or for such other periods as the Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Investment Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.
     The Funds may enter into agreements with broker-dealers or other financial intermediaries (in some cases, “supermarket” arrangements) allowing investors to purchase and redeem shares of a Fund through the financial intermediary. In connection with these arrangements, a Fund will authorize the financial intermediary to accept on its behalf purchase and redemption orders. In turn, the financial intermediary is authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized financial intermediary or, if applicable, a financial intermediary’s authorized designee, accepts the order. The customer order will be priced at the Fund’s NAV next computed after accepted by an authorized financial intermediary or the financial intermediary’s authorized designee and timely transmitted to the Fund. In addition, a financial intermediary or its designee may charge its customers transaction fees on the purchase or sale of a Fund’s shares.
     Purchase orders received prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), which includes orders received after the determination of NAV on the previous day, will receive the current business day’s NAV. Purchase orders received after the close of regular trading on the NYSE will be processed using the next trading day’s price.
Issuance of Fund Shares for Securities
     Investors may purchase a Fund’s shares for consideration consisting of securities rather than cash when, in the judgment of the Investment Adviser, the securities: (a) meet the investment objective and policies of the Fund, (b) are liquid, and (c) have a value that is readily ascertainable via listing on or trading in a recognized U.S. or international exchange or market.
Redemption
     A shareholder wishing to redeem shares held with the Transfer Agent may do so by tendering the shares directly to the Fund’s Transfer Agent. Proper notice of redemption in the case of shares deposited with the Transfer Agent may be accomplished by a written letter requesting redemption. Redemption requests should not be sent to a Fund. The redemption request in either event requires the signatures of all persons in whose names the shares are registered, signed exactly as such names appear on the Transfer Agent’s register. The signatures on the redemption request may require a guarantee by an “eligible guarantor institution” as defined in Rule 17Ad-15 under the

Securities Exchange Act of 1934, the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. In the event a signature guarantee is required, notarized signatures are not sufficient. In general, signature guarantees are waived on redemptions of less than $50,000 as long as the following requirements are met: (i) all requests require the signature(s) of all persons in whose name(s) shares are recorded on the Transfer Agent’s register; (ii) all checks must be mailed to the address of record on the Transfer Agent’s register and (iii) the address must not have changed within 30 days. Certain rules may apply regarding certain account types such as but not limited to UGMA/UTMA accounts, Joint Tenancies with Rights of Survivorship, contra broker transactions and institutional accounts. In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority.
     A shareholder may also redeem shares held with the Transfer Agent by telephone request. To request a redemption from your account, call the Transfer Agent at 1-866-947-7000. The request must be made by the shareholder of record and be for an amount less than $50,000. Before telephone requests will be honored, signature approval from all shareholders of record on the account must be obtained. The shares being redeemed must have been held for at least 15 days. Telephone redemption requests will not be honored in the following situations: the accountholder is deceased, the proceeds are to be sent to someone other than the shareholder of record, funds are to be wired to the shareholder’s bank account, a systematic withdrawal plan is in effect, the request is by an individual other than the accountholder of record, the account is held by joint tenants who are divorced, the address has changed within the last 30 days or share certificates have been issued on the account.
     Since this account feature involves a risk of loss from unauthorized or fraudulent transactions, the Transfer Agent will take certain precautions to protect your account from fraud. Telephone redemption may be refused if the caller is unable to provide: the account number, the name and address registered on the account and the social security number registered on the account. A Fund may temporarily suspend telephone transactions at any time.
     Shareholders may experience difficulty in conducting telephonic redemptions during times of drastic economic or market changes. In the event shareholders are unable to redeem shares via telephone, they should try other available methods of redemption, such as mail.
     As discussed in the Prospectus, a shareholder may also redeem shares via the Funds’ website at www.causewayfunds.com. The Funds will take certain precautions to protect your account from fraud, including requiring authorized users to provide proper identifying information and passwords. However, notwithstanding these precautions, this account feature involves a risk of loss from unauthorized or fraudulent transactions. From time to time, access to your account information on the Internet may not be available due to, among other things, high levels of shareholder activity and routine maintenance of the website. Further, a Fund may temporarily suspend Internet transactions at any time.

     For shareholders redeeming directly with the Transfer Agent, payments will be mailed within seven days of receipt of a proper notice of redemption. At various times a Fund may be requested to redeem shares for which it has not yet received good payment (e.g., cash, Federal funds or certified check drawn on a U.S. bank). A Fund may delay or cause to be delayed the mailing of a redemption check until such time as good payment has been collected for the purchase of such Fund shares, which usually will not exceed 5 days. In the event that a shareholder account held directly with the Transfer Agent contains a fractional share balance, such fractional share balance will be automatically redeemed by the Fund.
     Securities dealers and other financial intermediaries have the responsibility of submitting redemption requests received from customers prior to the close of regular trading on the NYSE to the Fund within agreed upon time deadlines to obtain that day’s closing price. Each Fund reserves the right to reject any order for redemption, which right of rejection might adversely affect shareholders seeking redemption through financial intermediaries.
Redemption in Kind
     If a Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly in cash, or if a shareholder requests redemption in kind and the Fund determines that it would not be detrimental to the best interests of the remaining shareholders of the Fund to make payment in kind, the Fund may pay the redemption price in part by a distribution in kind of readily marketable securities from the portfolio of the Fund, in lieu of cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90 day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash.
Redemption Fee
     In calculating whether a sale of a Fund’s shares is subject to a redemption fee, a shareholder’s holdings will be viewed on a first in/first out basis. This means that, in determining whether any fee is due, the shareholder will be deemed to have sold the shares he or she acquired earliest. The fee will be calculated based on the value of the shares as of the date of redemption, and will be paid to the relevant Fund. Your financial intermediary may use different policies in calculating a Fund’s redemption fee or other redemption fee applied by the intermediary.
PRICING OF SHARES
Determination of Net Asset Value
     The purchase and redemption price of shares is the NAV of each share. Each Fund’s securities are valued by the Funds’ Administrator pursuant to valuations provided by independent pricing services (generally, last reported sale prices), unless there is no readily ascertainable market value for a security or if the Funds’ Fair Value Committee thinks a market price is unreliable. Fund securities listed on a securities exchange

(except the NASDAQ Stock Market (“NASDAQ”)) or over-the-counter (“OTC”) for which market quotations are available are valued at the last reported sale price (“regular way”) as of the close of regular trading on each Business Day (defined as days on which the NYSE is open for business) or, if there is no such reported sale, at the last reported bid price for long positions and at the last available ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. When a Fund writes an option, the amount of the premium received is recorded on the books of the Fund as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased by a Fund are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Other investments, including financial futures contracts and related options and forward foreign currency exchange contracts, are stated at market value. The prices for foreign securities are reported in local currency and converted into U.S. dollars at the currency exchange rate quoted at the close of the NYSE. Unlisted securities for which market quotations are readily available are valued at the most recently quoted sale price. The pricing services rely primarily on prices of actual market transactions and trader quotations. The pricing services may also use matrix systems to determine valuations for fixed income securities. These systems consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.
     If there is no readily ascertainable market value for a security or if a Fund thinks a market price is unreliable, the Funds’ Fair Value Committee will make a good faith determination of the “fair value” of the security under policies and procedures adopted by the Board of Trustees. The Board of Trustees has approved the use of a third-party fair valuation vendor for equity securities that are traded primarily on non-U.S. exchanges. The vendor provides fair values for such securities based on certain quantitative factors and methods which generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. The Funds will value their non-U.S. securities with fair values provided by the vendor if there is a movement in the U.S. market that exceeds certain thresholds established by the Funds’ Fair Value Committee. The vendor may not be able to provide fair values for certain securities, including securities of companies in emerging markets.
     The Funds will own securities that are listed on foreign exchanges. These securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell Fund shares. It is possible that market timers or “arbitrageurs” may buy or sell Fund shares in short-term trades to seek to profit from predicted price movements in foreign markets not yet reflected in a Fund’s NAV. Such trades may adversely affect existing shareholders.
     Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value of a security determined by this method is higher or lower than the price a Fund would receive if it sold the security.
     The NAV of each Fund is computed by dividing the value of the securities held by the Fund plus any cash or other assets held by the Fund (including interest and dividends accrued but not yet received) minus all liabilities attributable to the Fund (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the shareholder service fees paid by Investor Class shares, are accrued daily. The per share NAV of Investor Class shares of a Fund will reflect the daily expense accruals of the shareholder service fees applicable to Investor Class shares.
     Generally, trading in non-U.S. securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of regular trading on the NYSE. The values of such securities used in computing the NAV of a Fund’s shares are determined as of such times. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of regular trading on the NYSE that may not be reflected in the computation of a Fund’s NAV.
     Each investor may add to or reduce its investment in a Fund on each day the NYSE is open for trading. The value of each investor’s interest in the Fund will be determined as of the close of regular trading on the NYSE by multiplying the NAV of the Fund by the number of shares held by the investor. The close of regular trading on the NYSE is normally 4:00 p.m. Eastern time. Any additions or withdrawals to be effected on that day will then be effected.
PORTFOLIO TRANSACTIONS AND BROKERAGE
Transactions in Portfolio Securities
     Subject to policies established by the Board of Trustees, the Investment Adviser is responsible for the execution of the Trust’s portfolio transactions and the allocation of brokerage. The Trust has no obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. In executing transactions with brokers and dealers, the Trust’s policy is that the Investment Adviser shall seek to obtain the best available price in the best available market so that the Trust’s total cost or proceeds is the most favorable under the circumstances, taking into account the size and nature of an order, the difficulty of execution and the full range and quality of a broker-dealer’s services, including among other things:
•	Execution capability,

•	Research services,

•	Responsiveness,

•	Level of commission rates charged,

•	Financial soundness,

•	Back office processing capabilities, and

•	Participation in client commission recapture programs.
     The Investment Adviser is not required to adhere to any rigid formulas in selecting broker-dealers, but will weigh a combination of some or all of the preceding criteria. The determinative factor is not the lowest possible commission cost, but whether the transaction represents the best qualitative execution for a Fund and the Investment Adviser’s other clients. The Investment Adviser’s traders monitor prices by comparing fills to the stock’s volume-weighted average price (“VWAP”) for the trading day. Portfolio managers and research analysts assess brokers based on research services and communicate research rankings to the Trading Desk. Portfolio managers and traders receive monthly and annual reports listing brokers and commissions by country, monitor the amount of commissions allocated among broker-dealers and seek to allocate transactions to broker-dealers who provide superior execution and research services. The Investment Adviser also uses a third party service provider to assist the firm in assessing best execution.
     The Investment Adviser may consider proprietary or third party brokerage and research services provided by broker-dealers as a factor in their selection. The Investment Adviser may effect securities transactions that cause a Fund to pay an amount of commission in excess of the amount of commission another broker-dealer would have charged; provided, that the Investment Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the broker-dealer used by the Investment Adviser, viewed in terms of either the specific transaction or the Investment Adviser’s overall responsibilities to a Fund and other accounts for which it exercises investment discretion.
     To the extent research services may be a factor in selecting broker-dealers, such services may be in written form or through direct contact with individuals and may include information about securities, companies, industries, markets, economics, the valuation of investments and portfolio strategy. Research may be in the form of research reports, electronic market data, computer and technical market analyses, and access to research analysts and corporate management personnel. Research services furnished by broker-dealers may be used in servicing all the Investment Adviser’s accounts and not all such services may be used in connection with a Fund or any other particular account of the Investment Adviser which paid commissions to the broker-dealer providing such services.
     Pursuant to Commission interpretative guidance, the Investment Adviser uses commission sharing arrangements (“CSAs”) with certain brokers. These CSA brokers execute trades and credit soft dollars to pools from which the Investment Adviser directs payments to the CSA brokers, third-party brokers, and independent research providers based on commission targets. The use of CSAs is intended to assist the Investment Adviser in providing credits to brokers who, in its judgment, provide the best access to analysts and management, and to independent research providers, while using reliable execution brokers which the Investment Adviser believes will benefit the Investment Adviser’s accounts, including the Funds.

     The Funds anticipate that their brokerage transactions involving securities of issuers domiciled in countries other than the U.S. generally will be conducted primarily on the principal stock exchanges of such countries. Brokerage commissions and other transaction costs on foreign stock exchange transactions generally are higher than in the U.S., although each Fund will endeavor to achieve the best net results in effecting its portfolio transactions. There generally is less governmental supervision and regulation of foreign stock exchanges and brokers than in the U.S.
     Foreign equity securities may also be held by the Funds in the form of ETFs, ADRs, EDRs, GDRs or other securities convertible into foreign equity securities. ETFs, ADRs, EDRs and GDRs may be listed on stock exchanges, or traded in over-the-counter markets in the U.S. or Europe or other countries, as the case may be. ADRs and ETFs, like other securities traded in the U.S., will be subject to negotiated commission rates. A Fund’s ability and decisions to purchase or sell portfolio securities of foreign issuers may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of the Funds are redeemable on a daily basis in U.S. dollars, the Funds intend to manage their portfolios so as to give reasonable assurance that they will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions.
     Because of different objectives or other factors, a particular security may be bought for one or more clients of the Investment Adviser when one or more clients of the Investment Adviser are selling the same security. Transactions in such securities will be made, insofar as feasible, for the respective Funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.
     For the fiscal years ended September 30, 2010, 2009, and 2008, the International Value Fund paid aggregate brokerage commissions in the amounts of $[          ], $2,411,098, and $2,692,822, respectively. [The aggregate amount of commissions was [     ] in the 2010 fiscal year than in the [     ] fiscal year primarily due to [                ].]
     For the fiscal years or period ended September 30, 2010, 2009, and 2008, the Global Value Fund paid aggregate brokerage commissions in the amount of [$     ], $5,153, and $4,482, respectively. [The aggregate amount of commissions was [     ] in the 2010 fiscal year than in the [     ] fiscal year primarily due to [               ].]
     For the fiscal years ended September 30, 2010, 2009, and 2008, the Emerging Markets Fund paid aggregate brokerage commissions in the amount of $[     ], $27,195, and $57,541, respectively. [The aggregate amount of commissions was [     ] in the 2010 fiscal year than in the [     ] fiscal year primarily due to [               ].]
     [For the fiscal period ended September 30, 2010, the International Opportunities Fund, which invests primarily in shares of two other Funds, did not pay any brokerage commissions.]
     [For the fiscal years ended September 30, 2010, 2009, and 2008, the International Value Fund paid no brokerage commissions to the Distributor.]
     [For the fiscal years or period ended September 30, 2010, 2009, and 2008, the Global Value Fund paid no brokerage commissions to the Distributor.]

     [For the fiscal years ended September 30, 2010, 2009, and 2008, the Emerging Markets Fund paid no brokerage commissions to the Distributor.]
     [For the fiscal period ended September 30, 2010, the International Opportunities Fund paid no brokerage commissions to the Distributor.]
     For the fiscal year ended September 30, 2010, the International Value Fund directed $[          ] in transactions to brokers in part because of research services provided and paid $[          ] in commissions on such transactions. For the fiscal year ended September 30, 2010, the Global Value Fund directed $[          ] in transactions to brokers in part because of research services provided and paid $[          ] in commissions on such transactions. For the fiscal year ended September 30, 2010, the Emerging Markets Fund directed $[          ] in transactions to brokers in part because of research services provided and paid $[          ] in commissions on such transactions. [For the fiscal period ended September 30, 2010, the International Opportunities Fund did not direct transactions to brokers in part because of research services provided.]
     During the fiscal year ended September 30, 2010, the International Value Fund acquired securities of its following “regular” brokers or dealers (as defined in Rule 10b-1 under the 1940 Act): [UBS AG]. As of September 30, 2010, the International Value Fund’s aggregate holdings of its regular brokers or dealers were:

Name of Broker	Type of Security Held	Value (000)
[UBS AG	Equity	$54,382]
     During the fiscal year ended September 30, 2010, the Global Value Fund acquired securities of its following “regular” brokers or dealers (as defined in Rule 10b-1 under the 1940 Act): [UBS AG]. As of September 30, 2010, the Global Value Fund’s aggregate holdings of its regular brokers or dealers were:

Name of Broker	Type of Security Held	Value (000)
[UBS AG	Equity	$90]
SHAREHOLDER SERVICES
     The Funds offer a number of shareholder services described below that are designed to facilitate investment in their shares. Full details as to each such service and copies of the various plans or how to change options with respect thereto, can be obtained from the Funds by calling 1-866-947-7000, or from the Distributor or your selected securities dealer or other financial intermediary. Certain of these services are available only to U.S. investors.
Investment Account
     Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of dividends. The statements also will show any other activity in the account since the preceding statement. Shareholders also will receive separate confirmations for each purchase or sale transaction other than automatic investment purchases and the reinvestment of dividends. A shareholder with an account held at the Transfer Agent may make additions to his or her Investment Account at any time by mailing a check directly to the Transfer Agent. The Funds do not issue share certificates.
Retirement and Education Savings Plans
     The minimum initial purchase to establish retirement and education savings plan accounts in each Fund is $4,000. Dividends received by retirement plans and accounts generally are exempt from federal taxation until distributed from the plans. Different tax rules apply to Roth IRAs and Coverdell educational savings accounts. Investors considering participation in any retirement or savings plan should review specific tax laws relating thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan.
Automatic Dividend Reinvestment Plan
     Shareholders may, at any time, by written notice to their selected securities dealer, or other financial intermediary if their account is maintained with an intermediary, or by written notice or telephone call to the Transfer Agent (tel: 1-866-947-7000), if their account is maintained with the Transfer Agent, elect to have subsequent dividends of ordinary income and/or net capital gains paid on shares of their Fund in cash, rather than reinvested in shares of their Fund (provided that, if a dividend on an account maintained at the Transfer Agent would amount to $10.00 or less, a shareholder will not receive such dividend in cash, but it will automatically be reinvested in additional Fund shares). These instructions will take effect ten days after the receipt by the Transfer Agent of such notice. The Funds are not responsible for any failure of delivery to the shareholder’s address of record and no interest will accrue on amounts represented by uncashed dividend checks. Cash payments can also be directly deposited to the shareholder’s bank account.
FEDERAL TAX ASPECTS
General
     Each Fund is treated as a separate corporation for federal tax purposes and intends to continue to qualify for treatment as a “regulated investment company” (as defined in section 851(a) of the Code) (“RIC”). (All “section” references in this part of this Statement of Additional Information are to the Code.) By doing so, a Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income (consisting generally of net investment income, the excess, if any, of net short-term capital gain over net long-term capital loss, and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.
     The International Opportunities Fund primarily invests its assets in shares of the International Value Fund and the Emerging Markets Fund (“Underlying Funds”). Accordingly, the International Opportunities Fund’s income consists primarily of distributions from the Underlying Funds and net gains realized from the disposition of Underlying Fund shares. If an Underlying Fund qualifies for treatment as a RIC — each has done so for each past taxable year and, as noted above, intends to continue to do so — then (1) dividends that Underlying Fund pays to the International Opportunities Fund will be includible in the latter’s investment company taxable income to the extent of the Underlying Fund’s earnings and profits and (2) distributions paid to the International Opportunities Fund from an Underlying Fund’s net capital gain will be taxable to the International Opportunities Fund as long-term capital gains, regardless of how long that Fund has held the Underlying Fund’s shares. If the International Opportunities Fund purchases shares of an Underlying Fund within 30 days before or after redeeming other shares of that Underlying Fund at a loss (whether pursuant to a rebalancing of the International Opportunities Fund’s portfolio or otherwise), all or a part of the loss will not be deductible by the International Opportunities Fund and instead will increase its basis for the newly purchased shares.
     To qualify or continue to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (“Distribution Requirement”) and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies, and (b) net income from interests in certain publicly traded partnerships that are treated as partnerships for federal tax purposes and derive less than 90% of their gross income from the items described in clause (1)(a) (so-called “qualified publicly traded partnerships”) (each, a “QPTP”) (“Income Requirement”); and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (b) not more than 25% of the value of its total assets may be invested in (i) the securities (other than government securities or securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses, or (iii) the securities of one or more QPTPs (“Diversification Requirements”).
     If a Fund failed to qualify for treatment as a RIC for any taxable year, then for federal tax purposes it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders. In addition, for those purposes the shareholders would treat all those distributions, including distributions of net capital gain, as dividends to the extent of the Fund’s earnings and profits, taxable as ordinary income — except that, for individual shareholders, the part thereof that is “qualified dividend income” (as described in the Prospectus) (“QDI”) would be subject to federal income tax at the rate for net capital gain, a maximum of [15]% — and those dividends would be eligible for the dividends-received deduction available to corporations under certain circumstances. Furthermore, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.
     Each Fund will be subject to a nondeductible 4% federal excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. A Fund will be treated as having distributed any amount on which it is subject to income tax for any taxable year. Each Fund intends to meet or continue to meet this distribution requirement to avoid Excise Tax liability. If the NAV of a shareholder’s Fund shares is reduced, by reason of a distribution of net investment income or realized net capital gains, below the shareholder’s cost, the distribution nevertheless will be taxable to the shareholder, and a sale of these shares at that time would result in a capital loss for federal income tax purposes.
Foreign Investments
     Dividends and interest a Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes foreign countries and U.S. possessions impose (“foreign taxes”) that would reduce the total return on its investments. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains on investments by foreign investors.
     As more than 50% of the value of the total assets of each Fund (other than the International Opportunities Fund) at the close of any taxable year will likely consist of securities of foreign corporations, each such Fund will be eligible to, and intends to (as each such Fund has done in previous taxable years), file an election with the Internal Revenue Service (“Service”) that would enable its shareholders to benefit from any foreign tax credit or deduction available for any foreign taxes the Fund pays. Pursuant to the election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by the shareholder, the shareholder’s proportionate share of those taxes, (2) would be required to treat that share of those taxes and of any dividend the Fund paid that represents income from foreign or U.S. possessions sources (“foreign-source income”) as the shareholder’s own income from those sources, and (3) could either use the foregoing information in calculating the foreign tax credit against the shareholder’s federal income tax or, alternatively, deduct the foreign taxes deemed paid by the shareholder in computing taxable income. If a Fund makes this election, it will report to its shareholders shortly after each taxable year their respective shares of the foreign taxes it paid and its foreign-source income. Even if an Underlying Fund is eligible to and does make the election, the International Opportunities Fund will not be eligible to “pass-through” to its shareholders the benefit of the foreign tax credit or deduction because of its inability to satisfy the 50%-of-assets test.
     Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and whose foreign source income is all “qualified passive income” may elect each year to be exempt from the extremely complicated foreign tax credit limitation, in which event they would be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required. A shareholder will not be entitled to credit or deduct its allocable portions of foreign taxes a Fund paid if the shareholder has not held Fund shares for at least 16 days during the 30-day period beginning 15 days before the ex-distribution date for those shares. The minimum holding period will be extended if the shareholder’s risk of loss with respect to those shares is reduced by reason of holding an offsetting position. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. A foreign shareholder may not deduct or claim a credit for foreign taxes in determining its U.S. income tax liability unless the Fund dividends it receives are effectively connected with a U.S. trade or business.
     A Fund may invest in the stock of “passive foreign investment companies” (each, a “PFIC”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on its disposition of that stock (collectively “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the reduced maximum federal income tax rate on individuals’ QDI mentioned above.
     If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain — which the Fund likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax — even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because some of the information required to make this election may not be easily obtainable.
     Each Fund may elect to “mark to market” any stock in a PFIC it owns at the end of its taxable year. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the stock over a Fund’s adjusted basis therein (including mark-to-market gain for each prior year for which an election was in effect) as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

     Investors should be aware that a Fund may not be able, at the time it acquires a foreign corporation’s shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after a Fund acquires shares therein. Each Fund reserves the right to make investments in PFICs as a matter of its investment policy.
     The Funds may invest in ownership interests in income, royalty, and similar trusts. The tax consequences to a Fund of an investment in a trust depend on the trust’s classification for federal tax purposes; such a trust generally is classified for those purposes as a corporation or a partnership.
     (1) If a trust is classified as a corporation, it would be a PFIC (with the income tax consequences to an investing Fund described above) if it primarily held equity or debt securities of an underlying operating entity but would not be a PFIC if it was actively engaged in a business, such as oil and gas exploration (as a large proportion of income trusts are), and did not hold substantial investment-type assets. In the latter event, distributions from the trust to a Fund that invested therein would be treated as dividends that likely would be treated as QDI.
     (2) If a trust is classified for federal tax purposes as a partnership (by making a certain election or otherwise), it likely would be a QPTP, in which event all its net income (regardless of source) would be qualifying income to an investing Fund under the Income Requirement. But if such a trust is not a QPTP (because, for example, it satisfies the Income Requirement, i.e., generates at least 90% of its gross income from the passive sources described above), then (a) it would be a publicly traded partnership that likely would be treated for federal tax purposes as a corporation, with the income tax consequences mentioned above, or (b) if not, a Fund that invested therein would treat its share of the trust’s income as qualifying income under the Income Requirement only to the extent it would be qualifying income if realized directly by the Fund in the same manner as realized by the trust and any non-qualifying income of the trust would pass-through to the Fund.
Derivatives
     The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, and swap agreements involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures, and forward contracts a Fund derives from its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement. Each Fund monitors its transactions, and seeks to make appropriate tax elections and entries in its books and records when it acquires any foreign currency, option, futures contract, forward contract, or hedged investment, or enters into a swap agreement, to mitigate the effect of these rules, prevent its disqualification as a RIC, and minimize the imposition of federal income and excise taxes.

     A Fund’s need to satisfy the Income Requirement and the Diversification Requirements to qualify for treatment as a RIC may limit its ability to engage in certain swap agreements and derivatives transactions. Moreover, the rules governing the tax treatment of swap agreements are not entirely clear in certain respects. For example, the tax treatment of a payment made or received under a swap agreement — in particular, whether such a payment is, wholly or partially, ordinary income or capital gain — will vary depending on the terms of the particular agreement. The tax treatment of swap agreements and other derivatives also may be affected by future legislation, regulations, and/or guidance issued by the Service. While each Fund intends to account for swap agreements in a manner it considers to be appropriate under applicable tax rules, the Service might not accept that treatment. If it did not, a Fund’s status as a RIC might be affected. The Funds intend to monitor developments in this area.
     Some futures contracts (other than “securities futures contracts,” as defined in section 1234B(c)), certain foreign currency contracts, and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) in which a Fund invests may be subject to section 1256 (collectively “section 1256 contracts”). Any section 1256 contracts a Fund holds at the end of its taxable year generally must be “marked to market” (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., regarding the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to it. A Fund may elect not to have the foregoing rules apply to any “mixed straddle” (i.e., a straddle, which the Fund clearly identifies in accordance with applicable regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also are marked-to-market for purposes of the Excise Tax.
     Under section 988, gains or losses (1) from the disposition of foreign currencies, including forward contracts, (2) except in certain circumstances, from options, futures, and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (e.g., swaps, caps, floors, and collars) involving payments denominated in foreign currencies, (3) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security, and (4) that are attributable to exchange rate fluctuations between the time a Fund accrues interest, dividends, or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. If a Fund’s section 988 losses exceed other investment company taxable income for a taxable year, the Fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder’s basis in his or her Fund shares. Although each Fund values its assets daily in terms of U.S. dollars, it may not physically convert all of its holdings of foreign currencies into U.S. dollars on a daily basis. When a Fund does so, it will incur the costs of currency conversion.
     Section 1092 (dealing with straddles) also may affect the taxation of certain hedging instruments and swap agreements in which a Fund may invest. That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options, futures, and forward contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of recognition of its gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions are not entirely clear.
     When a covered call option written (sold) by a Fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price it receives on the exercise plus the premium it received when it wrote the option is more or less than the underlying security’s basis.
     If a Fund has an “appreciated financial position” — generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than “straight debt”), or partnership interest the fair market value of which exceeds its adjusted basis — and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Fund transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale of, or granting an option to buy substantially identical stock or securities).
Taxation of the Funds’ Shareholders
     Each Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually. The per share dividends on a Fund’s Investor Class shares will normally be lower than the per share dividends on its Institutional Class shares as a result of the shareholder service fees applicable to the Investor Class shares.
     As described in the Prospectus, shareholders may treat distributions to them of a Fund’s net capital gain as long-term capital gain, regardless of how long they have held their Fund shares. Any distributions a Fund makes of net capital gain it recognizes on sales or exchanges of capital assets through the end of its taxable year will be subject to a [15%] maximum federal income tax rate for individual shareholders. The part of the dividends a Fund pays that is attributable to its QDI generally also is subject to that rate for individual shareholders, and the part of those dividends attributable to dividends from domestic corporations is eligible for the dividends-received deduction available to corporate shareholders. It is not anticipated, however, that the Emerging Markets Fund will earn a significant amount of QDI on those dividends.
     On a redemption of Fund shares, a shareholder will realize short-term or long-term capital gain or loss, depending on the shareholder’s holding period for the shares. Any capital gain an individual shareholder recognizes on a redemption through the end of 2010 of his or her Fund shares that have been held for more than one year will qualify for the [15%] maximum federal income tax rate. However, any capital loss a shareholder realizes on a redemption of Fund shares held for six months or less must be treated as a long-term (not a short-term) capital loss to the extent of capital gain distributions received with respect to those shares. In addition, any loss a shareholder realizes on a redemption of Fund shares will be disallowed to the extent the shares are replaced within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In that case, the basis in the acquired shares will be adjusted to reflect the disallowed loss.
* * * * *
     The foregoing is an abbreviated summary of the federal income tax consequences of any investment in a Fund. It is based on the applicable provisions of the Code and Treasury regulations presently in effect, which are subject to change by legislative or administrative action, and any such change may be prospective or retroactive. Fund distributions also may be subject to state and local taxes. Investors are urged to consult their attorneys or other tax advisers regarding specific questions as to federal, foreign, state, or local taxes.
GENERAL INFORMATION
Description of Shares
     The Declaration of Trust permits the Trustees to establish and designate separate portfolios or funds of the Trust holding the assets of the Trust, the beneficial interests in each of which are represented by separate series of shares. The Trustees are permitted to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the particular fund. Each share represents an interest in a fund proportionately equal to the interest of each other share, except that the Investor Class shares are subject to shareholder service fees. The holders of shares have no preemptive or conversion rights. Shares when issued pursuant to the Prospectus are fully paid and non-assessable. Upon a fund’s liquidation, all shareholders would share pro rata in the net assets of the fund available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional classes of shares.
     The Trust or any of the Funds may be terminated if approved by the Trustees pursuant to written notice to shareholders or by the approval of the holders of a majority of the Trust’s (or the respective Fund’s) outstanding shares, as defined in the 1940 Act. Under the 1940 Act, the vote of the holders of a “majority” of a Fund’s outstanding voting securities means the vote of the holders of the lesser of (1) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (2) more than 50% of the outstanding shares of the Fund. If not so terminated, the Trust and the Funds will continue indefinitely.
Trustee and Shareholder Liability
     The Declaration of Trust provides that the Trustees will not be liable for any act, omission or obligation of the Trust or any Trustee, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.
     Under Delaware law, the shareholders of the Trust enjoy the same limitations extended to shareholders of private for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held liable for the Trust’s obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for the Trust’s acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification and reimbursement of expenses out of the Trust’s property for any shareholder held personally liable for its obligations. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.
Independent Registered Public Accounting Firm
     PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, has been selected as the independent registered public accounting firm of the Funds. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.
Custodian
     The Bank of New York Mellon, One Wall Street, New York, NY 10286, acts as custodian of each Fund’s assets (the “Custodian”). Under its contract with the Trust, the Custodian is authorized to establish and maintain one or more securities accounts and cash accounts for each Fund and to cause foreign securities owned by the Trust to be held in its offices outside the U.S. and with certain foreign banks and securities depositories. The Custodian is responsible for safeguarding and controlling the Funds’ cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Funds’ investments.
Transfer Agent
     DST Systems, Inc., 333 West 11th Street, 5th Floor, Kansas City, Missouri 64105, serves as the transfer agent and dividend disbursing agent for the Trust under an agency agreement with the Trust. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts.
Legal Counsel
     K&L Gates LLP, Four Embarcadero Center, Suite 1200, San Francisco, CA 94111, is counsel for the Trust. Certain legal matters in connection with the capital shares offered by the Prospectus have been passed upon for the Funds by K&L Gates LLP.
Reports to Shareholders
     The fiscal year of the Funds ends on September 30 of each year. Each Fund sends to its shareholders at least semi-annually reports showing the Fund’s portfolio and other information. An annual report containing financial statements audited by an independent registered public accounting firm is sent to shareholders each year. After the end of each year, shareholders will receive federal income tax information regarding dividends and capital gain distributions.
Shareholder Inquiries
     Shareholder inquiries may be addressed to the Funds at the address or telephone number set forth on the cover page of this Statement of Additional Information.
Additional Information
     The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto,

which the Funds have filed with the Commission, under the Securities Act and the 1940 Act, to which reference is hereby made.
Financial Statements
     The audited financial statements of the Funds and the reports of PricewaterhouseCoopers LLP thereon are incorporated herein by reference to the applicable Funds’ annual reports to shareholders for the fiscal year ended September 30, 2010. Such financial statements have been incorporated herein in reliance upon such reports and on the authority of PricewaterhouseCoopers LLP as experts in accounting and auditing. The annual reports are available upon request without charge by contacting the Funds at the address or telephone number set forth on the cover page of this Statement of Additional Information or at www.causewayfunds.com.
Control Persons and Principal Holders of Securities
     [As of [December 15, 2010], the officers and Trustees, as a group, owned of record or beneficially less than 1% of the outstanding voting securities of each class of each Fund, except [to come]].
     [As of [December 15, 2010], the following persons owned 5% or more of a class of the outstanding voting securities of a Fund. The ownership percentages below represent ownership of record rather than beneficial ownership:
International Value Fund:

Percentage of
Name and Address	Class Owned	Class Owned
[to come]
Global Value Fund:

Percentage of
Name and Address	Class Owned	Class Owned
[to come]
Emerging Markets Fund:

Percentage of
Name and Address	Class Owned	Class Owned
[to come]
International Opportunities Fund:

Percentage of
Name and Address	Class Owned	Class Owned
[to come]

PART C
OTHER INFORMATION
Item 28. Exhibits

(a)	(1) Declaration of Trust(1)
(2) Amendment No. 1 to Schedule A to Declaration of Trust(6)
(3) Amendment No. 2 to Schedule A to Declaration of Trust(8)
(4) Amendment No. 3 to Schedule A to Declaration of Trust(9)
(5) Amendment No. 4 to Schedule A to Declaration of Trust(11)
(6) Amendment No. 5 to Schedule A to Declaration of Trust(13)
(b)	(1) Amended Bylaws(11)
(c)	Instruments defining rights of Shareholders — none, see Declaration of Trust
(d)	(1) Investment Advisory Agreement for Causeway International Value Fund(2)
(2) Investment Advisory Agreement for Causeway Emerging Markets Fund(7)
(3) Investment Advisory Agreement for Causeway Global Value Fund(9)
(4) Investment Advisory Agreement for Causeway International Opportunities Fund(12)
(5) Investment Advisory Agreement for Causeway Global Absolute Return Fund**
(e)	(1) Underwriting Agreement(2)
(2) Amendment No. 1 to Distribution Agreement(6)
(3) Amendment No. 2 to Distribution Agreement(8)
(f)	Bonus or Profit Sharing Contracts — none
(g)	(1) Custody Agreements for Causeway International Value Fund(2)
(2) Amendment to Custody Agreement for Causeway Emerging Markets Fund(7)
(3) Amendment to Custody Agreement for Causeway Global Value Fund(9)
(4) Amendment to Custody Agreement for Causeway International Opportunities Fund(12)
(5) Amendment to Custody Agreement for Causeway Global Absolute Return Fund**
(h)	Other Material Contracts
(1) Administration Agreement(2)
(2) Amendment No. 1 to Administration Agreement(5)
(3) Amendment No. 2 to Administration Agreement / Amendment No. 1 to Distribution Agreement(6)
(4) Amendment No. 3 to Administration Agreement(7)
(5) Amendment No. 4 to Administration Agreement(9)
(6) Amendment No. 5 to Administration Agreement(11)
(7) Amendment No. 6 to Administration Agreement(12)
(8) Amendment No. 7 to Administration Agreement**
(9) Shareholder Service Plan and Agreement(2)
(10)Expense Limit Agreement for Causeway International Value Fund**
(11)Expense Limit Agreement for Causeway Emerging Markets Fund**
(12)Expense Limit Agreement for Causeway Global Value Fund**
(13)Expense Limit Agreement for Causeway International Opportunities Fund**
(14)Expense Limit Agreement for Causeway Global Absolute Return Fund**
(i)	Legal Opinion**
(j)	Other Opinions
(1) Consent of independent registered public accounting firm**

(k)	Omitted Financial statements — none
(l)	Initial Capital Agreement(2)
(m)	Rule 12b-1 Plan — not applicable
(n)	Rule 18f-3 Plan(2)
(o)	Reserved
(p)	(1) Codes of Ethics of Registrant and its investment adviser (3)
(2) Code of Ethics of Registrant’s principal underwriter(3)
(3) Amended Code of Ethics of Registrant and its investment adviser(4)
(4) Amended Code of Ethics of Registrant’s principal underwriter(4)
(5) Amended Code of Ethics of Registrant and its investment adviser(6)
(6) Amended Code of Ethics of Registrant and its investment adviser(8)
(7) Amended Code of Ethics of Registrant and its investment adviser**

(1)	Incorporated by reference from Registrant’s initial Registration Statement filed on August 15, 2001.

(2)	Incorporated by reference from Pre-Effective Amendment No. 1 filed on October 15, 2001.

(3)	Incorporated by reference from Post-Effective Amendment No. 2 filed on January 28, 2003.

(4)	Incorporated by reference from Post-Effective Amendment No. 5 filed on January 28, 2005.

(5)	Incorporated by reference from Post-Effective Amendment No. 6 filed on January 30, 2006.

(6)	Incorporated by reference from Post-Effective Amendment No. 7 filed on November 16, 2006.

(7)	Incorporated by reference from Post-Effective Amendment No. 8 filed on January 30, 2007.

(8)	Incorporated by reference from Post-Effective Amendment No. 9 filed on January 30, 2008.

(9)	Incorporated by reference from Post-Effective Amendment No. 11 filed on April 29, 2008.

(10)	Incorporated by reference from Post-Effective Amendment No. 12 filed on January 30, 2009.

(11)	Incorporated by reference from Post-Effective Amendment No. 13 filed on October 15, 2009.

(12)	Incorporated by reference from Post-Effective Amendment No. 14 filed on December 31, 2009.

(13)	Incorporated by reference from Post-Effective Amendment No. 15 filed on October 14, 2010.

**	To be filed by amendment.
Item 29. Persons Controlled by or Under Common Control With Registrant
There are no persons controlled by or under common control with the Registrant.
Item 30. Indemnification
Article VIII of the Registrant’s Declaration of Trust, provides for indemnification of certain persons acting on behalf of the Registrant. Article VIII, Section 8.1 provides that a trustee, when acting in such capacity, shall not be personally liable to any person for any act, omission, or obligation of the Registrant or any trustee; provided, however, that nothing contained in the Registrant’s Declaration of Trust or in the Delaware Statutory Trust Act shall protect any trustee against any liability to the Registrant or the shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of trustee.
Article VII, Section 3 of the Registrant’s Bylaws also provides that every person who is, or has been, a trustee or officer of the Registrant is indemnified to the fullest extent permitted by the Delaware Statutory Trust Act, the Registrant’s Bylaws and other applicable law.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of Investment Adviser
See “Management of the Fund” in the Prospectus and Statement of Additional Information.
The Investment Adviser, a Delaware limited liability company, is a registered investment adviser. Information as to the officers and directors of the Investment Adviser is included in its Form ADV, as filed with the Securities and Exchange Commission (CRD number 113308), and is incorporated herein by reference. In addition, Robert L. Burch, independent member of the Investment Adviser’s Board of Managers, serves as General Partner of A. W. Jones Company and Trustee of Hotchkis and Wiley Funds.
Item 32. Principal Underwriter
(a)	Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant’s distributor, SEI Investments Distribution Co. (the “Distributor”), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors’ Inner Circle Fund	November 14, 1991
The Advisors’ Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
Oak Associates Funds	February 27, 1998
CNI Charter Funds	April 1, 1999
iShares Inc.	January 28, 2000
iShares Trust	April 25, 2000

Optique Funds, Inc. (f/k/a JohnsonFamily Funds, Inc.)	November 1, 2000
Causeway Capital Management Trust	September 20, 2001
Barclays Global Investors Funds	March 31, 2003
SEI Opportunity Fund, LP	October 1, 2003
The Arbitrage Funds	May 17, 2005
The Turner Funds	January 1, 2006
ProShares Trust	November 14, 2005
Community Reinvestment Act Qualified Investment Fund	January 8, 2007
SEI Alpha Strategy Portfolios, LP	June 29, 2007
TD Asset Management USA Funds	July 25, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Wilshire Mutual Funds, Inc.	July 12, 2008
Wilshire Variable Insurance Trust	July 12, 2008
Forward Funds	August 14, 2008
Global X Funds	October 24, 2008
FaithShares Trust	August 7, 2009
Schwab Strategic Trust	October 12, 2009
RiverPark Funds	September 8, 2010
The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).
(b)	The following table provides information concerning the positions and offices that each director or officer of the Distributor holds with the Distributor and the Registrant. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

	Position and Offices	Positions and Offices
Name	with Distributor	with Registrant
William M. Doran	Director	—
Edward D. Loughlin	Director	—
Wayne M. Withrow	Director	—
Kevin Barr	President & Chief Executive Officer	—
Maxine Chou	Chief Financial Officer, Chief Operations Officer, & Treasurer	—
Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—
John C. Munch	General Counsel & Secretary	—
Mark J. Held	Senior Vice President	—
Lori L. White	Vice President & Assistant Secretary	—
John Coary	Vice President & Assistant Secretary	—
John Cronin	Vice President	—
Robert Silvestri	Vice President	—

Item 33. Location of Accounts and Records
Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows: (a) With respect to Rules 31a-1(b)(2)(i)(a) — (e) and 31a-1(b)(3), the required books and records will be maintained at the offices of Registrant’s Custodian: The Bank of New York Mellon, One Wall Street, New York, NY 10286; (b) With respect to Rules 31a-1(a); 31a-1(b)(1); 31a-1(b)(2)(i)(c) — (f); 31a-1(b)(2)(ii) — (iii); and 31a-1(b)(3) — (8), the required books and records are maintained at the offices of Registrant’s Administrator: SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456; (c) With respect to Rules 31a-1 (b)(2)(iii); 31a-1(b)(4) — (7); 31a-1 (b)(9) — (11); and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s Investment Adviser: Causeway Capital Management LLC, 11111 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025; (d) With respect to Rule 31a-1 (b)(2)(iv), the required books and records are maintained at the offices of the Registrant’s Transfer Agent: DST Systems, Inc., 333 West 11th Street, 5th Floor, Kansas City, MO 64105; and (e) With respect to Rule 31a-1 (d), the required books and records are maintained at the offices of the Registrant’s Distributor, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, PA 19456.
Item 34. Management Services
None.
Item 35. Undertakings
None.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 16 to the Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized in Los Angeles, California on the 1st day of December, 2010.

CAUSEWAY CAPITAL MANAGEMENT TRUST
/s/ Turner Swan
By: Turner Swan
President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

NAME	TITLE	DATE

/s/ Turner Swan	President & Secretary	December 1, 2010

Turner Swan

/s/ Michael Lawson	Treasurer	December 1, 2010

Michael Lawson

John A. G. Gavin*	Trustee and Chairman of the Board	December 1, 2010

John A. G. Gavin

Mark D. Cone*	Trustee	December 1, 2010

Mark D. Cone

John R. Graham*	Trustee	December 1, 2010

John R. Graham

Lawry J. Meister*	Trustee	December 1, 2010

Lawry J. Meister

Eric H. Sussman*	Trustee	December 1, 2010

Eric H. Sussman

* By	/s/ Turner Swan
(Turner Swan, pursuant to a power of attorney filed herewith)

Exhibit Index
Powers of Attorney for John A. G. Gavin, Mark D. Cone, John R. Graham, Lawry J. Meister and Eric H. Sussman, Trustees of Causeway Capital Management Trust

POWER OF ATTORNEY
          I, John A. G. Gavin, the undersigned Trustee of Causeway Capital Management Trust (the “Trust”) hereby revoke all previous powers of attorney I have signed, if any, and otherwise act in my name and behalf in matters involving the Trust and do hereby constitute and appoint Turner Swan and Gracie V. Fermelia and each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.
          EXECUTED at Los Angeles, California, this 6th day of January, 2009.
(City, State)

/s/ John A. G. Gavin
John A. G. Gavin, Trustee

POWER OF ATTORNEY
          I, Eric H. Sussman, the undersigned Trustee of Causeway Capital Management Trust (the “Trust”) hereby revoke all previous powers of attorney I have signed, if any, and otherwise act in my name and behalf in matters involving the Trust and do hereby constitute and appoint Turner Swan and Gracie V. Fermelia and each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.
          EXECUTED at Los Angeles, California, this 6th day of January, 2009.
(City, State)

/s/ Eric H. Sussman
Eric H. Sussman, Trustee

POWER OF ATTORNEY
          I, Lawry J. Meister, the undersigned Trustee of Causeway Capital Management Trust (the “Trust”) hereby revoke all previous powers of attorney I have signed, if any, and otherwise act in my name and behalf in matters involving the Trust and do hereby constitute and appoint Turner Swan and Gracie V. Fermelia and each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.
          EXECUTED at Los Angeles, California, this 16th day of January, 2009.
(City, State)

/s/ Lawry J. Meister
Lawry J. Meister, Trustee

POWER OF ATTORNEY
          I, John R. Graham, the undersigned Trustee of Causeway Capital Management Trust (the “Trust”) hereby revoke all previous powers of attorney I have signed, if any, and otherwise act in my name and behalf in matters involving the Trust and do hereby constitute and appoint Turner Swan and Gracie V. Fermelia and each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.
          EXECUTED at Los Angeles, California, this 16th day of January, 2009.
(City, State)

/s/ John R. Graham
John R. Graham, Trustee

POWER OF ATTORNEY
          I, Mark D. Cone, the undersigned Trustee of Causeway Capital Management Trust (the “Trust”) hereby revoke all previous powers of attorney I have signed, if any, and otherwise act in my name and behalf in matters involving the Trust and do hereby constitute and appoint Turner Swan and Gracie V. Fermelia and each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.
          EXECUTED at Greenwich, Connecticut, this 5th day of January, 2009.
(City, State)

/s/ Mark D. Cone
Mark D. Cone, Trustee